united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/20

Item 1. Reports to Stockholders.

# SEMI-ANNUAL REPORT

## October 31, 2020

Distributed by Northern Lights Distributors, LLC FINRA Member

THE PACIFIC FINANCIAL GROUP

## Semi-Annual Report

888-451-TPFG | TPFG.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.TPFG.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

11624 SE 5th Street, Suite 100 Bellevue, WA 98005 800.735.7199 | Toll Free 866.583.8734 | Sales 425.451.7722 | Direct 425.451.7731 | Fax

Dear Fellow Shareholders:

First and foremost, I would like to acknowledge the extensive hardships that have impacted so many as a result of the COVID-19 pandemic. Many of us will look back on this past year as being the most difficult time of our lives. Even amongst the hardships, it is uplifting to see the efforts of the first responders, and of so many others, who made extraordinary sacrifices to help slow the spread of the virus.

Despite the upheaval in our everyday lives, we remained focused on our fiduciary obligation to manage the PFG mutual funds in the best interest of our shareholders. This has not been an easy task, given the volatility of the market in the early part of the year and the uncertainty of what was going to follow. As the world was coming to learn of COVID-19, we witnessed the quickest, and shortest, bear market in history. The S&P 500 fell more than 33% in just 22 trading days and bottomed only after the Federal Reserve announced they would provide sufficient funding to keep the lending markets from freezing up. Immediately after that announcement, the market rallied, and, despite some ongoing volatility, gained back all that was lost over the next 4 ½ months.

Looking back on this year, it is sometimes difficult to reconcile the strong market rebound with the high unemployment rates and hardships many businesses continue to confront. Equally difficult was trying to forecast the market’s direction as we were in the depths of the crisis earlier this year. Despite these difficulties, we are pleased to report that all of our strategies posted positive returns for the six months ended October 31, 2020.

Generally speaking, our strategies that are more strategic in nature, meaning, they remain invested regardless of market movements, outperformed our tactical strategies. In managing our tactical strategies, we elected to take a more defensive position due to the economic uncertainty caused by COVID-19. Further, we elected to maintain a defensive positioning, even as the market began producing positive returns. As a result, our tactical strategies lagged their benchmarks over the six-month reporting period ended October 31, 2020. However, given the unprecedented nature of the pandemic, we believed at the time that a defensive position was prudent. Since the end of this reporting period, all our strategies have been fully reinvested, and we continue to assess the market on a daily basis.

Finally, despite these unusual times, we proceeded with our business plan of launching six new strategies on May 2, 2020. I am extremely pleased to announce that five of those strategies are represented by some of the most prominent firms in the business: American Funds®, BlackRock®, and Fidelity®. We are confident that these new strategies, in conjunction with our existing ones, provide a well-rounded offering to investors within the retirement space.

We are always looking for ways to improve our investment process, and we look forward to the challenges and opportunities that we face in the months ahead. Thank you for your trust in the Pacific Financial Group.

Sincerely,

Jennifer Enstad, Chief Investment Officer	CID.TPFG.1402
Pacific Financial Group, LLC	5000-NLD-1/4/2021
October 30, 2020

PFG Active Core Bond Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

The PFG Active Core Bond Strategy provides investors with a globally diversified fixed income allocation. This strategy returned 3.81% from 5/1/2020 through 10/31/2020, while the Barclays US Aggregate Bond Index returned 1.27% for the same period. Exposure to credit markets within the fixed income space was the largest driver of returns in the strategy. While all positions were additive to performance, the top contributors on a weighted basis were the PIMCO Income and PIMCO Total Return holdings. International fixed income and real return holdings had the smallest contribution to performance.

The Fund’s performance figures* for the periods ended October 31, 2020 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Active Core Bond Strategy Fund
Class R	3.81%	3.38%	2.42%
Bloomberg Barclays U.S. Aggregate Bond Index***	1.27%	6.19%	5.22%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.57% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	99.4%
Money Market Fund	0.9%
Other Assets Less Liabilities - Net	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG American Funds® Conservative Income Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

This strategy was launched 5/2/2020. The PFG American Funds® Conservative Income Strategy provides investors with a broadly diversified strategic allocation that seeks current income and preservation of capital through a diversified portfolio of high-quality bonds and dividend-paying equities. This strategy returned 0.90% from 5/2/2020 through 10/31/2020, while the Morningstar Conservative Target Risk Index returned 5.04% for the same period. While all positions were additive to performance, the top contributors on a weighted basis were the American Funds Balanced and American Funds Bond Fund of America holdings. American Funds American Mutual and American Funds Short Term Bond funds had the smallest contribution to performance. This strategy experienced the most lag relative to the benchmark during the first couple weeks of operation, which was a result of large fund flows during a period of significant market increases.

The Fund’s performance figures* for the period ended October 31, 2020 as compared to its benchmark:

Performance
Since Inception**
PFG American Funds® Conservative Income Strategy Fund
Class R	0.90%
Morningstar Conservative Target Risk Index (Total Return)***	5.04%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.34% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	68.7%
Open End Funds - Mixed Allocation	19.2%
Open End Funds - Equity	9.5%
Money Market Fund	1.7%
Other Assets Less Liabilities - Net	0.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG American Funds® Growth Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

This strategy was launched 5/2/2020. The PFG American Funds® Growth Strategy provides investors with a broadly diversified, strategic global equity allocation that is designed to take advantage of opportunities across various market segments with active stock picking taking place in the underlying holdings. This strategy returned 14.60% from 5/2/2020 through 10/31/2020, while the Morningstar Aggressive Target Risk Index returned 15.27% for the same period. While all positions were additive to performance, the top contributors on a weighted basis were the American Funds Growth Fund of America and American Funds AMCAP holdings. International stocks and American Funds Investment Company of America had the smallest contribution to performance. This strategy experienced the most lag relative to the benchmark during the first couple weeks of operation, which was a result of large fund flows during a period of significant market increases. Since that time, the strategy has performed in-line with the benchmark.

The Fund’s performance figures* for the period ended October 31, 2020 as compared to its benchmark:

Performance
Since Inception**
PFG American Funds® Growth Strategy Fund
Class R	14.60%
Morningstar Aggressive Target Risk Index (Total Return)***	15.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	100.0%
Money Market Fund	0.3%
Other Assets Less Liabilities - Net	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG Balanced Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

The PFG Balanced Strategy provides a domestically focused allocation split between equity and fixed income. In a normal environment, the strategy would be typically positioned with 70% allocated to multi-cap equities and 30% fixed income but can be dynamically managed. The strategy returned 6.77% from 5/1/2020 through 10/31/2020, while the Morningstar Moderate Target Risk Index returned 8.81% for the same period. The largest contributors to performance on a weighted basis were positions in large cap growth stocks, as well as a Fidelity Balanced holding. The largest detractor to performance was a defensive positioning due to market uncertainty stemming from COVID. The defensive positioning occurred during a time when the market was producing positive returns and has caused the strategy to lag the benchmark. Given the uncertainty during this time, and the given the tactical nature of the strategy, we believed a defensive position was warranted.

The Fund’s performance figures* for the periods ended October 31, 2020 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Balanced Strategy Fund
Class R	6.77%	(4.62)%	0.11%
Morningstar Moderate Target Risk Index (Total Return)****	8.81%	4.52%	5.13%
Morningstar Moderately Aggressive Target Risk Index (Total Return)***	11.12%	3.15%	4.77%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.39% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

****	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	31.5%
Open End Funds - Mixed Allocation	26.3%
Open End Funds - Fixed Income	18.4%
Open End Funds - Equity	13.3%
Open End Funds - Alternative	10.1%
Money Market Fund	0.4%
Other Assets Less Liabilities - Net	0.0	% ^
	100.0%

^	Amount represents less than 0.05%.

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG BNY Mellon Diversifier Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

The PFG BNY Mellon Diversifier Strategy provides investors with an allocation designed to help protect against rising interest rates. This strategy returned 4.78% from 5/1/2020 through 10/31/2020, while the Barclays 1-3 Month U.S. Treasury Bill Index returned 0.05% for the same period. Exposure to credit markets within the fixed income space was the largest driver of returns in the strategy. While all positions were additive to performance, the top contributors on a weighted basis were the BNY Mellon Core Plus and BNY Mellon Global Real Return holdings. Natural resources and floating rate bonds had the smallest contribution to performance.

The Fund’s performance figures* for the periods ended October 31, 2020 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG BNY Mellon Diversifier Strategy Fund
Class R	4.78%	2.31%	1.33%
Bloomberg Barclays 1-3 Month T-Bill Index***	0.05%	0.79%	1.60%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.68% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	58.5%
Open End Funds - Alternative	35.7%
Money Market Fund	8.0%
Open End Funds - Equity	4.9%
Other Assets Less Liabilities - Net	(7.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG BR Equity ESG Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

This strategy was launched 5/2/2020. The PFG BR Equity ESG Strategy provides investors with a tactical allocation designed to provide global exposure with an extensive focus on companies that exhibit positive environmental, social, and governance characteristics. This strategy returned 11.80% from 5/2/2020 through 10/31/2020, while the Morningstar Aggressive Target Risk Index returned 15.27% for the same period. While all positions were additive to performance, the top contributors on a weighted basis were the iShares ESG Aware MSCI USA ETF and the iShares MSCI KLD 400 Social ETF. International and small cap holdings had the smallest contribution to performance. This strategy experienced the most lag relative to the benchmark during the first couple weeks of operation, which was a result of large fund flows during a period of significant market increases. Since that time, the strategy has performed in-line with the benchmark.

The Fund’s performance figures* for the period ended October 31, 2020 as compared to its benchmark:

Performance
Since Inception**
PFG BR Equity ESG Strategy Fund
Class R	11.80%
Morningstar Aggressive Target Risk Index (Total Return)***	15.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.26% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	99.1%
Money Market Fund	14.7%
Other Assets Less Liabilities - Net	(13.8)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG Equity Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

The PFG Equity Strategy provides a domestically focused, multi-cap equity allocation that is dynamically managed to allocate exposure to advantaged areas of the market. The strategy returned 9.72% from 5/1/2020 through 10/31/2020, while the Morningstar Aggressive Target Risk Index returned 12.72% for the same period. The largest contributors to performance on a weighted basis were positions in large cap growth stocks, as well as a DoubleLine Shiller Enhanced CAPE holding. The largest detractor to performance was a defensive positioning due to market uncertainty stemming from COVID. The defensive positioning occurred during a time when the market was producing positive returns and has caused the strategy to lag the benchmark. Given the uncertainty of the economic recovery during this time, and the given the tactical nature of the strategy, we believed a defensive position was warranted.

The Fund’s performance figures* for the periods ended October 31, 2020 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Equity Strategy Fund
Class R	9.72%	(5.18)%	1.72%
Morningstar Aggressive Target Risk Index (Total Return)***	12.72%	1.45%	4.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.34% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	61.9%
Open End Funds - Equity	27.6%
Open End Funds - Alternative	10.1%
Money Market Fund	0.2%
Other Assets Less Liabilities - Net	0.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG Fidelity Institutional AM® Equity Index Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

This strategy was launched 5/2/2020. The PFG Fidelity Institutional AM® Equity Index Strategy provides investors with a passive, globally diversified, strategic equity allocation. This strategy returned 12.80% from 5/2/2020 through 10/31/2020, while the Morningstar Aggressive Target Risk Index returned 15.27% for the same period. While all positions were additive to performance, the top contributors on a weighted basis were the Fidelity 500 Index and Fidelity Global ex US holdings. Small and mid-cap holdings had the smallest contribution to performance. This strategy experienced the most lag relative to the benchmark during the first couple weeks of operation, which was a result of large fund flows during a period of significant market increases. Since that time, the strategy has performed in-line with the benchmark.

The Fund’s performance figures* for the period ended October 31, 2020 as compared to its benchmark:

Performance
Since Inception**
PFG Fidelity Institutional AM® Equity Index Strategy Fund
Class R	12.80%
Morningstar Aggressive Target Risk Index (Total Return)***	15.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.15% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	99.6%
Money Market Fund	8.0%
Other Assets Less Liabilities - Net	(7.6)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

This strategy was launched 5/2/2020. The PFG Fidelity Institutional AM® Equity Sector Strategy provides investors with a tactically managed, diversified allocation that tilts exposure to sectors based on shifts in the business cycle. This strategy returned 5.10% from 5/2/2020 through 10/31/2020, while the Morningstar Aggressive Target Risk Index returned 15.27% for the same period. The top contributors to performance on a weighted basis came from Consumer Staples and HealthCare stocks. The largest detractor to performance was Consumer Discretionary and Real Estate positions. The largest detractor to performance was a defensive positioning due to market uncertainty stemming from COVID. The defensive positioning occurred during a time when the market was producing positive returns and has caused the strategy to lag the benchmark. The strategy was shifted during the second quarter to emphasize sectors that perform well during the early phases of economic recovery. Since that time the strategy has performed in-line with the benchmark.

The Fund’s performance figures* for the periods ended October 31, 2020 as compared to its benchmark:

Performance
Since Inception**
PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Class R	5.10%
Morningstar Aggressive Target Risk Index (Total Return)***	15.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.44% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	50.4%
Open End Funds - Equity	49.1%
Money Market Fund	12.7%
Other Assets Less Liabilities - Net	(12.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG Global Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

The PFG Global Strategy provides a globally diversified equity allocation with the ability to dynamically adjust the equity exposure between domestic and international markets. The strategy returned 11.11% from 5/1/2020 through 10/31/2020, while the Morningstar Aggressive Target Risk Index returned 12.72% for the same period. The largest contributors to performance on a weighted basis were positions in large cap growth stocks, as well as a T. Rowe Price Global Stock holding. The largest detractor to performance was a defensive positioning due to market uncertainty stemming from COVID. The defensive positioning occurred during a time when the market was producing positive returns and has caused the strategy to lag the benchmark. Given the uncertainty of the economic recovery during this time, and the given the tactical nature of the strategy, we believed a defensive position was warranted.

The Fund’s performance figures* for the periods ended October 31, 2020 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Global Strategy Fund
Class R	11.11%	(3.39)%	(1.64)%
Morningstar Aggressive Target Risk Index (Total Return)***	12.72%	1.45%	4.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.37% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	55.3%
Open End Funds - Equity	35.2%
Open End Funds - Alternative	9.1%
Money Market Fund	0.3%
Other Assets Less Liabilities - Net	0.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG JP Morgan Tactical® Aggressive Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

The PFG JP Morgan® Tactical Aggressive Strategy provides a globally diversified allocation with the ability to dynamically adjust the equity and fixed income exposure based upon current market conditions. The strategy returned 12.63% from 5/1/2020 through 10/31/2020, while the Morningstar Aggressive Target Risk Index returned 12.72% for the same period. While all positions were additive to performance, the top contributors on a weighted basis were the JPMorgan Large Cap Growth and JPMorgan Equity Index holdings. The smallest contribution to performance came from international stocks and a hedged equity position.

The Fund’s performance figures* for the periods ended October 31, 2020 as compared to its benchmark:

			Annualized
Six	Six	One	Performance
	Months	Year	Since Inception**
PFG JP Morgan Tactical® Aggressive Strategy Fund
Class R	12.63%	(0.30)%	1.41%
Morningstar Aggressive Target Risk Index (Total Return)***	12.72%	1.45%	4.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.45% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	54.4%
Exchange Traded Funds - Equity	38.8%
Money Market Fund	8.2%
Other Assets Less Liabilities - Net	(1.4)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG JP Morgan® Tactical Moderate Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

The PFG JP Morgan® Tactical Moderate Strategy provides a globally diversified allocation with the ability to dynamically adjust the equity and fixed income exposure based upon market conditions. The strategy returned 9.01% from 5/1/2020 through 10/31/2020, while the Morningstar Moderate Target Risk Index returned 8.81% for the same period. While all positions were additive to performance, the top contributors on a weighted basis were the JPMorgan Large Cap Growth and JPMorgan Diversified Return International Equities holdings. The smallest contribution to performance came from high yield bond holdings and a hedged equity position.

The Fund’s performance figures* for the periods ended October 31, 2020 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG JP Morgan® Tactical Moderate Strategy Fund
Class R	9.01%	(0.14)%	0.80%
Morningstar Moderate Target Risk Index (Total Return)****	8.81%	4.52%	5.00%
Morningstar Moderately Aggressive Target Risk Index (Total Return)***	11.12%	3.15%	4.20%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.46% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of operations and trading was March 15, 2018.

***	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

****	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	39.0%
Open End Funds - Fixed Income	31.6%
Open End Funds - Equity	18.5%
Money Market Fund	9.4%
Open End Funds - Alternative	3.0%
Other Assets Less Liabilities - Net	(1.5)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG Meeder Tactical Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

The PFG Meeder Tactical Strategy provides a highly tactical allocation by shifting equity and fixed income exposure during various market conditions. This strategy returned 5.31% from 5/1/2020 through 10/31/2020, while the Morningstar Moderate Target Risk Index returned 8.81% for the same period. The largest contributor to performance on a weighted basis was the Meeder Balanced holding. The largest detractor to performance was a defensive position held during May due to market uncertainty stemming from COVID. The defensive positioning occurred during a time when the market was producing positive returns, causing the strategy to lag the benchmark. Given the uncertainty of the economic recovery during this time, and the given the tactical nature of the strategy, we believed a defensive position was warranted. The defensive position was removed in early June and since that time the strategy has performed in-line with the benchmark.

The Fund’s performance figures* for the periods ended October 31, 2020 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Meeder Tactical Strategy Fund
Class R	5.31%	(3.43)%	(0.82)%
Morningstar Moderate Target Risk Index (Total Return)***	8.81%	4.52%	5.13%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.07% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Mixed Allocation	61.8%
Open End Funds - Equity	27.7%
Money Market Fund	10.6%
Open End Funds - Alternative	9.9%
Other Assets Less Liabilities - Net	(10.0)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG MFS® Aggressive Growth Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

The PFG MFS® Aggressive Growth Strategy provides a globally diversified equity allocation with a growth bias and holds diversifying allocations to real estate and commodities. The strategy returned 12.24% from 5/1/2020 through 10/31/2020, while the Morningstar Aggressive Target Risk Index returned 12.72% for the same period. While all positions were additive to performance, the top contributors on a weighted basis came from large and mid-cap growth stocks. The smallest contribution to performance came from international stock holdings.

The Fund’s performance figures* for the periods ended October 31, 2020 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG MFS® Aggressive Growth Strategy Fund
Class R	12.24%	1.76%	4.16%
Morningstar Aggressive Target Risk Index (Total Return)***	12.72%	1.45%	4.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.63% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	80.9%
Exchange Traded Funds - Equity	12.9%
Exchange Traded Funds - Commodity	4.5%
Money Market Fund	2.1%
Other Assets Less Liabilities - Net	(0.4)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG Tactical Income Strategy Fund
Portfolio Review (Unaudited)
October 31, 2020

This strategy was launched 5/2/2020. The PFG Tactical Income Strategy seeks a high level of income with a focus on tactical high yield strategies, investment grade credit, and dividend paying equities. This strategy returned 2.80% from 5/2/2020 through 10/31/2020, while the Morningstar Moderate Conservative Target Risk Index returned 7.81% for the same period. The top contributors on a weighted basis were dividend paying equities. The largest detractor to performance was a defensive positioning due to market uncertainty stemming from COVID. The strategy held less equity than the benchmark during a time when equities were gaining substantially (the S&P 500 returned 16.55% during this time). Equity exposure was increased mid-October, however the increase in equities was a detractor as equities fell during the second half of October. Given the uncertainty of the economic recovery during this time, and the given the tactical nature of the strategy, we believed a defensive position was warranted.

The Fund’s performance figures* for the period ended October 31, 2020 as compared to its benchmark:

Performance
Since Inception**
PFG Tactical Income Strategy Fund
Class R	2.80%
Morningstar Moderately Conservative Target Risk Index (Total Return)***	7.81%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.55% for Class R shares per the August 28, 2020 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	50.4%
Exchange Traded Funds - Equity	31.4%
Money Market Fund	26.5%
Open End Funds - Mixed Allocation	9.8%
Open End Funds - Equity	6.8%
Other Assets Less Liabilities - Net	(24.9)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2020.

PFG ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	OPEN END FUNDS – 99.4%
	FIXED INCOME - 99.4%
5,108,775	PIMCO Income Fund, Institutional Class	$59,772,668
912,163	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	10,070,284
2,707,881	PIMCO Investment Grade Credit Bond Fund, Institutional Class	29,732,539
2,747,570	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	30,058,412
6,425,985	PIMCO Total Return Fund, Institutional Class	69,786,197
		199,420,100

	TOTAL OPEN END FUNDS (Cost $193,720,835)	199,420,100

	SHORT-TERM INVESTMENTS – 0.9%
	MONEY MARKET FUNDS - 0.9%
1,766,775	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $1,766,775)(a)	1,766,775

	TOTAL INVESTMENTS - 100.3% (Cost $195,487,610)	$201,186,875
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(558,588)
	NET ASSETS - 100.0%	$200,628,287

(a)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	OPEN END FUNDS – 97.4%
	EQUITY - 9.5%
360,277	American Mutual Fund, Class R-6	$14,475,934

	FIXED INCOME - 68.7%
2,650,572	American Funds - Bond Fund of America (The), Class R-6	37,108,006
2,626,051	American Intermediate Bond Fund of America, Class R-6	37,263,671
2,956,855	American Short Term Bond Fund of America, Class R-6	30,071,218
		104,442,895
	MIXED ALLOCATION - 19.2%
515,896	American Balanced Fund, Class R-6	14,630,806
258,360	American Capital Income Builder, Class R-6	14,599,909
		29,230,715

	TOTAL OPEN END FUNDS (Cost $148,600,712)	148,149,544

	SHORT-TERM INVESTMENTS – 1.7%
	MONEY MARKET FUNDS - 1.7%
2,527,989	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $2,527,989)(a)	2,527,989

	TOTAL INVESTMENTS - 99.1% (Cost $151,128,701)	$150,677,533
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	1,426,681
	NET ASSETS - 100.0%	$152,104,214

(a)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	OPEN END FUNDS – 99.9%
	EQUITY – 99.9%
3,366,681	AMCAP Fund, Class R-6	$119,214,161
1,988,374	American - The Growth Fund of America, Class R-6	118,049,790
913,058	American Funds - New Economy Fund (The), Class R-6	47,679,907
1,605,039	American Funds Fundamental Investors, Class R-6	95,724,524
910,954	American New Perspective Fund, Class R-6	47,724,888
713,776	American SMALLCAP World Fund, Inc., Class R-6	48,115,648
		476,508,918

	TOTAL OPEN END FUNDS (Cost $451,363,387)	476,508,918

	SHORT-TERM INVESTMENTS – 0.4%
	MONEY MARKET FUNDS - 0.4%
1,630,387	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $1,630,387)(a)	1,630,387

	TOTAL INVESTMENTS - 100.3% (Cost $452,993,774)	$478,139,305
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,210,937)
	NET ASSETS - 100.0%	$476,928,368

(a)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE-TRADED FUNDS – 31.6%
	EQUITY - 31.6%
57,270	Health Care Select Sector SPDR Fund	$5,822,068
455,169	Invesco S&P 500 Quality ETF	16,891,322
50,035	iShares Core S&P Mid-Cap ETF	9,480,131
51,911	iShares Core S&P Small-Cap ETF	3,738,630
185,786	iShares S&P 500 Growth ETF	10,435,600
104,437	iShares U.S. Home Construction ETF	5,432,813
50,513	Technology Select Sector SPDR Fund	5,599,871
9,581	Vanguard S&P 500 ETF	2,872,575
		60,273,010

	TOTAL EXCHANGE-TRADED FUNDS (Cost $60,001,650)	60,273,010

	OPEN END FUNDS – 68.0%
	ALTERNATIVE - 10.1%
850,463	JPMorgan Hedged Equity Fund, Class I	19,245,988

	EQUITY - 13.3%
173,476	Akre Focus Fund, Institutional Class	8,437,853
701,019	AQR Large Cap Defensive Style Fund, Class I	17,013,735
		25,451,588
	FIXED INCOME - 18.4%
440,228	Guggenheim- Total Return Bond Fund, Institutional Class	13,030,759
1,052,912	PIMCO Investment Grade Credit Bond Fund, Institutional Class	11,560,976
1,182,346	Semper MBS Total Return Fund, Institutional Class	10,534,707
		35,126,442
	MIXED ALLOCATION - 26.2%
709,044	BlackRock Balanced Capital Fund, Inc., Institutional Class	17,272,319
686,641	Fidelity Puritan Trust - Fidelity Balanced Fund	17,406,359
404,200	Janus Henderson Balanced Fund, Class I	15,375,756
		50,054,434

	TOTAL OPEN END FUNDS (Cost $126,807,807)	129,878,452

See accompanying notes to financial statements.

PFG BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

Shares		Value
	SHORT-TERM INVESTMENTS – 0.4%
	MONEY MARKET FUNDS - 0.4%
825,717	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $825,717)(a)	$825,717

	TOTAL INVESTMENTS - 100.0% (Cost $187,635,174)	$190,977,179
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0% (b)	79,111
	NET ASSETS - 100.0%	$191,056,290

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2020.

(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	OPEN END FUNDS – 99.1%
	ALTERNATIVE - 35.7%
1,525,811	BNY Mellon Global Real Return, Class I	$23,833,175

	EQUITY – 4.9%
125,873	BNY Mellon Natural Resources Fund, Class I(a)	3,306,690

	FIXED INCOME - 58.5%
3,453,841	BNY Mellon Core Plus Fund(a)	37,785,020
111,407	BNY Mellon Floating Rate Income Fund, Class I(a)	1,236,615
		39,021,635

	TOTAL OPEN END FUNDS (Cost $62,643,299)	66,161,500

	SHORT-TERM INVESTMENTS – 8.0%
	MONEY MARKET FUNDS - 8.0%
5,337,729	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $5,337,729)(b)	5,337,729

	TOTAL INVESTMENTS - 107.1% (Cost $67,981,028)	$71,499,229
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1)%	(4,751,927)
	NET ASSETS - 100.0%	$66,747,302

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG BR EQUITY ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE-TRADED FUNDS – 99.1%
	EQUITY - 99.1%
105,121	iShares ESG Aware MSCI USA Small-Cap ETF	$2,863,496
333,005	iShares Inc iShares ESG Aware MSCI EM ETF	12,068,101
159,372	iShares MSCI USA ESG Select ETF	23,035,629
220,661	iShares Trust - iShares MSCI KLD 400 Social ETF	27,584,832
270,515	iShares Trust iShares ESG Aware MSCI EAFE ETF	16,541,992
369,242	iShares Trust iShares ESG Aware MSCI USA ETF	27,482,682
		109,576,732

	TOTAL EXCHANGE-TRADED FUNDS (Cost $101,827,811)	109,576,732

	SHORT-TERM INVESTMENTS – 14.7%
	MONEY MARKET FUNDS - 14.7%
16,233,169	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $16,233,169)(a)	16,233,169

	TOTAL INVESTMENTS - 113.8% (Cost $118,060,980)	$125,809,901
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.8)%	(15,285,337)
	NET ASSETS - 100.0%	$110,524,564

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE-TRADED FUNDS – 61.9%
	EQUITY - 61.9%
230,831	First Trust Capital Strength ETF	$14,066,841
77,441	Health Care Select Sector SPDR Fund	7,872,652
501,673	Invesco S&P 500 Quality ETF	18,617,085
72,721	iShares Core S&P Mid-Cap ETF	13,778,448
109,280	iShares Core S&P Small-Cap ETF	7,870,346
289,984	iShares MSCI USA Min Vol Factor ETF	17,880,413
347,262	iShares S&P 500 Growth ETF	19,505,707
146,421	iShares U.S. Home Construction ETF	7,616,820
88,060	Technology Select Sector SPDR Fund	9,762,332
13,192	Vanguard S&P 500 ETF	3,955,225
		120,925,869

	TOTAL EXCHANGE-TRADED FUNDS (Cost $118,974,308)	120,925,869

	OPEN END FUNDS – 37.7%
	ALTERNATIVE - 10.1%
872,501	JPMorgan Hedged Equity Fund, Class I	19,744,708

	EQUITY - 27.6%
415,097	Akre Focus Fund, Institutional Class	20,190,323
736,412	AQR Large Cap Defensive Style Fund, Class I	17,872,714
297,157	Jensen Quality Growth Fund, Class Y	15,823,636
		53,886,673

	TOTAL OPEN END FUNDS (Cost $69,323,780)	73,631,381

	SHORT-TERM INVESTMENTS – 0.2%
	MONEY MARKET FUNDS - 0.2%
400,803	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $400,803)(a)	400,803

	TOTAL INVESTMENTS - 99.8% (Cost $188,698,891)	$194,958,053
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	436,552
	NET ASSETS - 100.0%	$195,394,605

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	OPEN END FUNDS – 99.6%
	EQUITY - 99.6%
636,408	Fidelity 500 Index Fund, Institutional Premium Class	$72,238,701
2,981,033	Fidelity Global ex US Index Fund, Institutional Premium Class	37,054,244
321,180	Fidelity Mid Cap Index Fund, Institutional Premium Class	7,416,041
314,109	Fidelity Small Cap Index Fund, Institutional Premium Class	6,150,258
		122,859,244

	TOTAL OPEN END FUNDS (Cost $109,774,977)	122,859,244

	SHORT-TERM INVESTMENTS – 8.0%
	MONEY MARKET FUNDS - 8.0%
9,849,933	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $9,849,933)(a)	9,849,933

	TOTAL INVESTMENTS - 107.6% (Cost $119,624,910)	$132,709,177
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.6)%	(9,404,956)
	NET ASSETS - 100.0%	$123,304,221

(a)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE-TRADED FUNDS – 50.4%
	EQUITY - 50.4%
358,668	Fidelity MSCI Consumer Discretionary Index ETF	$21,634,853
250,064	Fidelity MSCI Financials Index ETF	8,537,185
196,509	Fidelity MSCI Industrials Index ETF	7,775,861
147,853	Fidelity MSCI Materials Index ETF	5,080,865
542,388	Fidelity MSCI Real Estate Index ETF	12,377,294
		55,406,058

	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,845,585)	55,406,058

	OPEN END FUNDS – 49.1%
	EQUITY - 49.1%
109,820	Fidelity Advisor Communication Services Fund, Class Z (a)	7,864,205
168,330	Fidelity Advisor Consumer Discretionary Fund	6,447,025
143,732	Fidelity Advisor Health Care Fund, Class Z	9,563,912
258,297	Fidelity Advisor Industrials Fund, Class Z	9,740,377
237,582	Fidelity Advisor Technology Fund, Class Z	20,391,635
		54,007,154

	TOTAL OPEN END FUNDS (Cost $52,023,176)	54,007,154

	SHORT-TERM INVESTMENTS – 12.7%
	MONEY MARKET FUNDS - 12.7%
13,958,718	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $13,958,718)(b)	13,958,718

	TOTAL INVESTMENTS - 112.2% (Cost $122,827,479)	$123,371,930
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.2)%	(13,423,405)
	NET ASSETS - 100.0%	$109,948,525

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Affiliated Company - holds in excess of 5% of outstanding voting securities of this Open End Fund.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG GLOBAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE-TRADED FUNDS – 55.3%
	EQUITY - 55.3%
7,178	Health Care Select Sector SPDR Fund	$729,715
56,812	Invesco S&P 500 Quality ETF	2,108,294
17,697	iShares Core MSCI Emerging Markets ETF	946,259
6,018	iShares Core S&P Mid-Cap ETF	1,140,230
6,418	iShares Core S&P Small-Cap ETF	462,224
24,186	iShares MSCI EAFE Growth ETF	2,087,252
23,684	iShares MSCI Switzerland ETF	922,018
24,578	iShares S&P 500 Growth ETF	1,380,546
13,044	iShares U.S. Home Construction ETF	678,549
6,325	Technology Select Sector SPDR Fund	701,190
1,107	Vanguard S&P 500 ETF	331,901
36,937	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,272,110
		12,760,288

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,397,955)	12,760,288

	OPEN END FUNDS – 44.3%
	ALTERNATIVE - 9.1%
92,893	JPMorgan Hedged Equity Fund, Class I	2,102,159

	EQUITY - 35.2%
12,446	Akre Focus Fund, Institutional Class	605,378
76,585	AQR Large Cap Defensive Style Fund, Class I	1,858,722
228,071	PIMCO StocksPLUS International Fund U.S. Dollar Hedged, Institutional Class	1,578,249
293,321	PIMCO StocksPLUS International Fund Unhedged, Institutional Class	1,589,801
43,197	T Rowe Price Global Stock Fund, Class I	2,501,560
		8,133,710

	TOTAL OPEN END FUNDS (Cost $9,557,996)	10,235,869

See accompanying notes to financial statements.

PFG GLOBAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

Shares		Value
	SHORT-TERM INVESTMENTS – 0.3%
	MONEY MARKET FUNDS - 0.3%
74,408	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $74,408)(a)	$74,408

	TOTAL INVESTMENTS - 99.9% (Cost $22,030,359)	$23,070,565
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	16,813
	NET ASSETS - 100.0%	$23,087,378

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE-TRADED FUNDS – 38.8%
	EQUITY - 38.8%
200,969	JPMorgan Diversified Return Emerging Markets Equity ETF	$9,286,777
94,489	JPMorgan Diversified Return International Equity ETF	4,711,222
145,861	JPMorgan Diversified Return US Equity ETF	10,720,783
58,395	JPMorgan Diversified Return US Mid Cap Equity ETF	3,779,324
195,457	JPMorgan Diversified Return US Small Cap Equity ETF	5,656,526
84,083	JPMorgan US Momentum Factor ETF	2,836,960
114,143	JPMorgan US Value Factor ETF	2,842,047
		39,833,639

	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,731,290)	39,833,639

	OPEN END FUNDS – 54.4%
	EQUITY - 54.4%
169,636	JPMorgan Equity Index Fund, Class I	8,432,618
211,983	JPMorgan International Focus Fund, Class I	4,746,301
944,407	JPMorgan International Research Enhanced Equity Fund, Class I	15,157,739
225,383	JPMorgan Large Cap Growth Fund, Class I	12,350,975
960,320	JPMorgan Large Cap Value Fund, Class I	12,522,568
215,754	JPMorgan Realty Income Fund	2,606,306
		55,816,507

	TOTAL OPEN END FUNDS (Cost $52,043,017)	55,816,507

	SHORT-TERM INVESTMENTS – 8.2%
	MONEY MARKET FUNDS - 8.2%
8,420,160	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $8,420,160)(a)	8,420,160

	TOTAL INVESTMENTS - 101.4% (Cost $100,194,467)	$104,070,306
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(1,439,827)
	NET ASSETS - 100.0%	$102,630,479

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE-TRADED FUNDS – 39.0%
	EQUITY - 39.0%
195,472	JPMorgan Diversified Return Emerging Markets Equity ETF	$9,032,761
331,151	JPMorgan Diversified Return International Equity ETF	16,511,188
119,355	JPMorgan Diversified Return US Equity ETF	8,772,593
59,983	JPMorgan Diversified Return US Mid Cap Equity ETF	3,882,100
273,022	JPMorgan Diversified Return US Small Cap Equity ETF(a)	7,901,257
161,289	JPMorgan US Momentum Factor ETF	5,441,891
277,758	JPMorgan US Value Factor ETF(a)	6,915,896
		58,457,686

	TOTAL EXCHANGE-TRADED FUNDS (Cost $58,412,766)	58,457,686

	OPEN END FUNDS – 53.1%
	ALTERNATIVE - 3.0%
199,941	JPMorgan Hedged Equity Fund, Class I	4,524,665

	EQUITY - 18.5%
97,553	JPMorgan Equity Index Fund, Class I	4,849,384
308,271	JPMorgan International Focus Fund, Class I	6,902,191
136,046	JPMorgan Large Cap Growth Fund, Class I	7,455,347
476,384	JPMorgan Large Cap Value Fund, Class I	6,212,041
195,833	JPMorgan Realty Income Fund	2,365,657
		27,784,620
	FIXED INCOME - 31.6%
1,952,478	JPMorgan Core Bond Fund, Class I	24,093,573
463,529	JPMorgan Core Plus Bond Fund, Class I	4,051,247
1,142,963	JPMorgan High Yield Fund, Class I(b)	7,772,150
1,238,175	JPMorgan Income Fund, Class I	11,440,740
		47,357,710

	TOTAL OPEN END FUNDS (Cost $75,931,919)	79,666,995

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

Shares		Value
	SHORT-TERM INVESTMENTS – 9.4%
	MONEY MARKET FUNDS - 9.4%
14,163,456	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $14,163,456)(c)	$14,163,456

	TOTAL INVESTMENTS - 101.5% (Cost $148,508,141)	$152,288,137
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(2,266,256)
	NET ASSETS - 100.0%	$150,021,881

ETF - Exchange-Traded Fund

(a)	Affiliated Company - holds in excess of 5% of outstanding voting securities of this Open End Fund.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	OPEN END FUNDS – 99.4%
	ALTERNATIVE - 9.9%
940,039	Meeder Spectrum Fund, Institutional Class(a)	$10,020,816

	EQUITY - 27.7%
1,123,714	Meeder Moderate Allocation Fund, Institutional Class(a) (b)	12,911,468
2,082,213	Meeder Muirfield Fund, Institutional Class	15,033,581
		27,945,049
	MIXED ALLOCATION - 61.8%
4,322,734	Meeder Balanced Fund, Institutional Class(a) (b)	50,446,302
514,745	Meeder Conservative Allocation Fund, Institutional Class(a) (b)	11,823,694
		62,269,996

	TOTAL OPEN END FUNDS (Cost $100,708,320)	100,235,861

	SHORT-TERM INVESTMENTS – 10.6%
	MONEY MARKET FUNDS - 10.6%
10,638,310	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $10,638,310)(c)	10,638,310

	TOTAL INVESTMENTS - 110.0% (Cost $111,346,630)	$110,874,171
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0)%	(10,061,585)
	NET ASSETS - 100.0%	$100,812,586

(a)	Affiliated Company - holds in excess of 5% of outstanding voting securities of this Open End Fund.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE-TRADED FUNDS – 17.4%
	COMMODITY - 4.5%
289,555	iShares Commodities Select Strategy ETF	$7,001,440

	EQUITY - 12.9%
91,079	Schwab International Small-Cap Equity ETF	2,865,345
83,705	SPDR Portfolio Emerging Markets ETF	3,097,922
148,662	Vanguard Global ex-U.S. Real Estate ETF	6,984,141
15,837	Vanguard Small-Cap Growth ETF	3,433,145
30,204	Vanguard Small-Cap Value ETF	3,446,276
		19,826,829

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,894,799)	26,828,269

	OPEN END FUNDS – 80.9%
	EQUITY - 80.9%
132,632	MFS Growth Fund, Class R6	19,925,351
467,753	MFS Institutional International Equity Fund, Class I	12,035,296
325,674	MFS International Growth Fund, Class R5	12,040,160
94,346	MFS International New Discovery Fund, Class R6	3,227,589
597,065	MFS Mid Cap Growth Fund, Class R6	15,643,115
698,489	MFS Mid Cap Value Fund, Class R5	15,688,074
293,665	MFS Research Fund, Class R6	13,866,858
638,820	MFS Research International Fund, Class R6	12,086,469
511,745	MFS Value Fund, Class R6	20,259,988
		124,772,900

	TOTAL OPEN END FUNDS (Cost $113,562,385)	124,772,900

See accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020

Shares		Value
	SHORT-TERM INVESTMENTS – 2.1%
	MONEY MARKET FUNDS - 2.1%
3,175,438	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $3,175,438)(a)	$3,175,438

	TOTAL INVESTMENTS - 100.4% (Cost $144,632,622)	$154,776,607
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(551,607)
	NET ASSETS - 100.0%	$154,225,000

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE-TRADED FUNDS – 31.4%
	EQUITY - 31.4%
125,234	First Trust NASDAQ Technology Dividend Index Fund	$5,261,080
77,330	Vanguard Dividend Appreciation ETF	9,723,474
89,545	Vanguard High Dividend Yield ETF	7,122,409
124,431	WisdomTree U.S. Quality Dividend Growth Fund	5,939,092
		28,046,055

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,389,054)	28,046,055

	OPEN END FUNDS – 67.0%
	EQUITY - 6.8%
115,857	T Rowe Price Dividend Growth Fund, Inc.	6,087,133

	FIXED INCOME - 50.3%
1,180,482	Counterpoint Tactical Income Fund, Class I	13,032,518
804,925	PIMCO Investment Grade Credit Bond Fund, Institutional Class	8,838,081
810,826	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	8,870,437
516,782	Sierra Tactical Bond Fund, Institutional Class	14,175,336
		44,916,372
	MIXED ALLOCATION - 9.9%
323,589	Vanguard Wellesley Income Fund, Investor Class	8,772,485

	TOTAL OPEN END FUNDS (Cost $59,232,131)	59,775,990

	SHORT-TERM INVESTMENTS – 26.5%
	MONEY MARKET FUNDS - 26.5%
23,645,675	BlackRock Liquidity FedFund, Institutional Class, 0.04% (Cost $23,645,675)(a)	23,645,675

	TOTAL INVESTMENTS - 124.9% (Cost $110,266,860)	$111,467,720
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.9)%	(22,198,927)
	NET ASSETS - 100.0%	$89,268,793

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2020

		PFG American Funds®
	PFG Active Core Bond	Conservative Income	PFG American Funds®	PFG Balanced
	Strategy Fund	Strategy Fund	Growth Strategy Fund	Strategy Fund
Assets:
Total Securities, at cost	$195,487,610	$151,128,701	$452,993,774	$187,635,174
Total Securities, at fair value	$201,186,875	$150,677,533	$478,139,305	$190,977,179
Receivable for securities sold	—	—	1,559,950	804,975
Receivable for Fund shares sold	239,114	2,209,473	1,052,814	247,928
Interest and dividends receivable	547,342	119,423	147	112,999
Total Assets	201,973,331	153,006,429	480,752,216	192,143,081

Liabilities:
Payable for Fund shares redeemed	992,352	627,512	2,777,533	675,507
Accrued 12b-1 fees	17,354	12,867	45,129	18,905
Accrued investment advisory fees	216,930	160,843	564,109	236,315
Payable to related parties	118,408	100,993	437,077	156,064
Total Liabilities	1,345,044	902,215	3,823,848	1,086,791
Net Assets	$200,628,287	$152,104,214	$476,928,368	$191,056,290

Net Assets:
Paid in capital	$192,264,381	$151,812,059	$438,733,232	$201,407,101
Accumulated earnings/(deficit)	8,363,906	292,155	38,195,136	(10,350,811)
Net Assets	$200,628,287	$152,104,214	$476,928,368	$191,056,290

Class R Shares:
Net assets	$200,628,287	$152,104,214	$476,928,368	$191,056,290
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	19,364,606	15,068,858	41,633,591	19,530,702

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.36	$10.09	$11.46	$9.78

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2020

				PFG Fidelity Institutional
	PFG BNY Mellon Diversifier	PFG BR Equity ESG	PFG Equity	AM® Equity Index
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Assets:
Total Securities, at cost	$67,981,028	$118,060,980	$188,698,891	$119,624,910
Total Securities, at fair value	$71,499,229	$125,809,901	$194,958,053	$132,709,177
Cash	—	—	4	—
Receivable for securities sold	—	—	1,499,340	—
Receivable for Fund shares sold	328,655	524,447	114,404	240,039
Interest and dividends receivable	73,313	42	6	28
Total Assets	71,901,197	126,334,390	196,571,807	132,949,244

Liabilities:
Payable for Fund shares redeemed	210,843	460,875	771,464	216,576
Payable for securities purchased	4,850,000	15,170,349	—	9,190,060
Accrued 12b-1 Fees	5,720	8,504	18,666	10,435
Accrued investment advisory fees	71,496	106,304	233,325	130,441
Payable to related parties	15,836	63,794	153,747	97,511
Total Liabilities	5,153,895	15,809,826	1,177,202	9,645,023
Net Assets	$66,747,302	$110,524,564	$195,394,605	$123,304,221

Net Assets:
Paid in capital	$64,674,014	$99,767,901	$209,047,041	$107,657,803
Accumulated earnings/(deficit)	2,073,288	10,756,663	(13,652,436)	15,646,418
Net Assets	$66,747,302	$110,524,564	$195,394,605	$123,304,221

Class R Shares:
Net assets	$66,747,302	$110,524,564	$195,394,605	$123,304,221
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	6,611,886	9,877,397	19,240,113	10,927,256
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.10	$11.19	$10.16	$11.28

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2020

	PFG Fidelity Institutional
	AM® Equity Sector	PFG Global	PFG JP Morgan® Tactical	PFG JP Morgan® Tactical
	Strategy Fund	Strategy Fund	Aggressive Strategy Fund	Moderate Strategy Fund
Assets:
Investments in unaffiliated securities, at cost	$115,289,583	$22,030,359	$100,194,467	$133,650,854
Investments in affiliated securities, at cost	7,537,896	—	—	14,857,287
Total Securities, at cost	$122,827,479	$22,030,359	$100,194,467	$148,508,141
Investments in unaffiliated securities, at fair value	$115,507,725	$23,070,565	$104,070,306	$137,470,984
Investments in affiliated securities, at fair value	7,864,205	—	—	14,817,153
Total Securities, at fair value	$123,371,930	$23,070,565	$104,070,306	$152,288,137
Receivable for securities sold	—	126,736	215,542	1,360,775
Receivable for Fund shares sold	538,966	18,633	324,900	422,656
Interest and dividends receivable	36	1	27	42,615
Prepaid expenses and other assets	—	14,762	—	—
Total Assets	123,910,932	23,230,697	104,610,775	154,114,183

Liabilities:
Payable for Fund shares redeemed	362,578	112,720	43,232	476,268
Payable for securities purchased	13,413,150	—	1,788,278	3,366,881
Accrued 12b-1 Fees	8,743	2,267	8,393	12,046
Accrued investment advisory fees	109,289	28,332	104,917	150,581
Payable to related parties	68,647	—	35,476	86,526
Total Liabilities	13,962,407	143,319	1,980,296	4,092,302
Net Assets	$109,948,525	$23,087,378	$102,630,479	$150,021,881

Net Assets:
Paid in capital	$103,164,734	$37,010,791	$101,290,268	$148,943,491
Accumulated earnings/(deficit)	6,783,791	(13,923,413)	1,340,211	1,078,390
Net Assets	$109,948,525	$23,087,378	$102,630,479	$150,021,881

Class R Shares:
Net assets	$109,948,525	$23,087,378	$102,630,479	$150,021,881
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	10,454,679	2,457,347	10,185,421	14,760,322

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.52	$9.40	$10.08	$10.16

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2020

	PFG Meeder Tactical	PFG MFS® Aggressive	PFG Tactical Income
	Strategy Fund	Growth Strategy Fund	Strategy Fund
Assets:
Investments in unaffiliated securities, at cost	$26,154,596	$144,632,622	$110,266,860
Investments in affiliated securities, at cost	85,192,034	—	—
Total Securities, at cost	$111,346,630	$144,632,622	$110,266,860
Investments in unaffiliated securities, at fair value	$25,671,890	$154,776,607	$111,467,720
Investments in affiliated securities, at fair value	85,202,281	—	—
Total Securities, at fair value	$110,874,171	$154,776,607	$111,467,720
Receivable for Fund shares sold	391,992	61,875	866,701
Interest and dividends receivable	30	26	85,107
Total Assets	111,266,193	154,838,508	112,419,528

Liabilities:
Payable for Fund shares redeemed	232,339	341,410	90,456
Payable for securities purchased	10,075,000	—	22,939,148
Accrued 12b-1 Fees	8,200	14,076	5,913
Accrued investment advisory fees	102,504	175,952	73,914
Payable to related parties	35,564	82,070	41,304
Total Liabilities	10,453,607	613,508	23,150,735
Net Assets	$100,812,586	$154,225,000	$89,268,793

Net Assets:
Paid in capital	$102,002,605	$142,056,859	$86,274,283
Accumulated earnings/(deficit)	(1,190,019)	12,168,141	2,994,510
Net Assets	$100,812,586	$154,225,000	$89,268,793

Class R Shares:
Net assets	$100,812,586	$154,225,000	$89,268,793
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	10,367,868	14,250,215	8,676,100

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.72	$10.82	$10.29

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2020

		PFG American Funds®
	PFG Active Core Bond	Conservative Income	PFG American Funds® Growth	PFG Balanced
	Strategy Fund	Strategy Fund*	Strategy Fund*	Strategy Fund
Investment Income:
Dividend income	$3,253,329	$933,952	$2,600,772	$2,842,645
Interest income	1,181	1,649	6,054	11,042
Total Investment Income	3,254,510	935,601	2,606,826	2,853,687

Expenses:
Investment advisory fees	1,238,378	625,958	2,368,614	1,731,963
Distribution fees (12b-1) - Class R Shares	99,070	50,077	189,489	138,557
Administrative service fees	693,746	350,551	1,326,469	970,649
Total Expenses	2,031,194	1,026,586	3,884,572	2,841,169
Net Investment Income/(Loss)	1,223,316	(90,985)	(1,277,746)	12,518

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain from:
Unaffiliated investments	2,396,268	834,308	14,327,351	10,719,790
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated investments	4,067,499	(451,168)	25,145,531	11,311,397

Net Realized and Unrealized Gain on Investments	6,463,767	383,140	39,472,882	22,031,187
Net Increase in Net Assets Resulting from Operations	$7,687,083	$292,155	$38,195,136	$22,043,705

* Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2020

				PFG Fidelity Institutional
	PFG BNY Mellon	PFG BR Equity ESG	PFG Equity	AM® Equity Index
	Diversifier Strategy Fund	Strategy Fund*	Strategy Fund	Strategy Fund*
Investment Income:
Dividend income	$576,672	$644,055	$1,256,828	$672,378
Interest income	188	1,666	9,340	725
Total Investment Income	576,860	645,721	1,266,168	673,103

Expenses:
Investment advisory fees	455,375	546,543	1,665,472	743,821
Distribution fees (12b-1) - Class R Shares	36,430	43,723	133,238	59,506
Administrative service fees	255,581	306,065	933,234	417,094
Total Expenses	747,386	896,331	2,731,944	1,220,421
Net Investment Loss	(170,526)	(250,610)	(1,465,776)	(547,318)

Net Realized and Unrealized Gain on Investments
Net realized gain from:
Unaffiliated investments	2,316,787	3,258,352	19,833,829	3,109,469
Net change in unrealized appreciation of:
Unaffiliated investments	1,539,871	7,748,921	9,037,924	13,084,267

Net Realized and Unrealized Gain on Investments	3,856,658	11,007,273	28,871,753	16,193,736
Net Increase in Net Assets Resulting from Operations	$3,686,132	$10,756,663	$27,405,977	$15,646,418

* Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2020

	PFG Fidelity Institutional
	AM® Equity Sector	PFG Global	PFG JP Morgan® Tactical	PFG JP Morgan® Tactical
	Strategy Fund*	Strategy Fund	Aggressive Strategy Fund	Moderate Strategy Fund
Investment Income:
Dividend income	$739,193	$213,401	$726,352	$1,589,931
Income from affiliates	—	—	—	117,288
Interest income	1,718	1,639	375	355
Total Investment Income	740,911	215,040	726,727	1,707,574

Expenses:
Investment advisory fees	576,272	279,908	576,867	874,949
Distribution fees (12b-1) - Class R Shares	46,102	22,393	46,149	69,996
Administrative service fees	323,013	157,153	323,301	490,346
Total Expenses	945,387	459,454	946,317	1,435,291
Net Investment Income/(Loss)	(204,476)	(244,414)	(219,590)	272,283

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	6,381,982	777,978	1,181,944	2,163,281
Affiliated investments (Note 5)	61,834	—	—	(93,725)
Total realized gain	6,443,816	777,978	1,181,944	2,069,556
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	218,142	4,175,125	8,913,182	8,804,862
Affiliated Investments (Note 5)	326,309	—	—	339,876
Total unrealized appreciation	544,451	4,175,125	8,913,182	9,144,738

Net Realized and Unrealized Gain on Investments	6,988,267	4,953,103	10,095,126	11,214,294
Net Increase in Net Assets Resulting from Operations	$6,783,791	$4,708,689	$9,875,536	$11,486,577

* Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2020

	PFG Meeder Tactical	PFG MFS® Aggressive	PFG Tactical Income
	Strategy Fund	Growth Strategy Fund	Strategy Fund*
Investment Income:
Dividend income	$142,880	$323,601	$924,256
Income from affiliates	742,804	—	—
Interest income	270	793	918
Total Investment Income	885,954	324,394	925,174

Expenses:
Investment advisory fees	623,301	992,747	412,085
Distribution fees (12b-1) - Class R Shares	49,864	79,420	32,967
Administrative service fees	349,529	556,268	231,007
Total Expenses	1,022,694	1,628,435	676,059
Net Investment Income/(Loss)	(136,740)	(1,304,041)	249,115

Investments
Net realized gain/(loss) from:
Unaffiliated investments	(120,527)	2,695,758	1,544,535
Affiliated investments (Note 5)	(158,813)	—	—
Total realized gain/(loss)	(279,340)	2,695,758	1,544,535
Net change in unrealized appreciation of:
Unaffiliated Investments	1,022,714	16,523,048	1,200,860
Affiliated Investments (Note 5)	4,823,129	—	—
Total unrealized appreciation	5,845,843	16,523,048	1,200,860

Net Realized and Unrealized Gain on Investments	5,566,503	19,218,806	2,745,395
Net Increase in Net Assets Resulting from Operations	$5,429,763	$17,914,765	$2,994,510

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets

			PFG American Funds®
	PFG Active Core Bond Strategy Fund		Conservative Income Strategy Fund
	Six Months Ended	Year Ended	Period* Ended
	October 31, 2020	April 30,	October 31, 2020
	(Unaudited)	2020	(Unaudited)

Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$1,223,316	$1,664,776	$(90,985)
Net realized gain/(loss) on investments	2,396,268	(488,175)	834,308
Net change in unrealized appreciation/(depreciation) on investments	4,067,499	1,090,058	(451,168)
Net increase in net assets resulting from operations	7,687,083	2,266,659	292,155

From Distributions to Shareholders:
Return of capital	—	(4,591)	—
Total Distributions Paid	—	(1,938,590)	—
Total distributions to shareholders	—	(1,943,181)	—

From Shares of Beneficial Interest:
Proceeds from shares sold	166,622,745	106,845,780	190,721,157
Reinvestment of distributions	—	1,940,551	—
Cost of shares redeemed	(94,886,464)	(56,498,803)	(38,909,098)
Net increase in net assets from share transactions of beneficial interest	71,736,281	52,287,528	151,812,059
Total increase in net assets	79,423,364	52,611,006	152,104,214

Net Assets:
Beginning of period	121,204,923	68,593,917	—
End of period	$200,628,287	$121,204,923	$152,104,214

Share Activity:
Shares Sold	16,539,901	10,743,385	18,907,158
Shares Reinvested	—	193,668	—
Shares Redeemed	(9,323,729)	(5,682,991)	(3,838,300)
Net increase in shares of beneficial interest outstanding	7,216,172	5,254,062	15,068,858

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG American Funds® Growth Strategy Fund	PFG Balanced Strategy Fund
	Period* Ended	Six Months Ended	Year Ended
	October 31, 2020	October 31, 2020	April 30,
	(Unaudited)	(Unaudited)	2020

Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$(1,277,746)	$12,518	$643,119
Distributions received from underlying investment companies	—	—	2,721,863
Net realized gain/(loss) on investments	14,327,351	10,719,790	(25,273,869)
Net change in unrealized appreciation/(depreciation) on investments	25,145,531	11,311,397	(17,212,138)
Net increase/(decrease) in net assets resulting from operations	38,195,136	22,043,705	(39,121,025)

From Distributions to Shareholders:
Return of capital	—	—	(1,138,606)
Total Distributions Paid	—	—	(2,447,582)
Total distributions to shareholders	—	—	(3,586,188)

From Shares of Beneficial Interest:
Proceeds from shares sold	557,245,511	46,855,428	181,882,291
Reinvestment of distributions	—	—	3,585,678
Cost of shares redeemed	(118,512,279)	(251,393,042)	(130,344,723)
Net increase/(decrease) in net assets from share transactions of beneficial interest	438,733,232	(204,537,614)	55,123,246
Total increase/(decrease) in net assets	476,928,368	(182,493,909)	12,416,033

Net Assets:
Beginning of period	—	373,550,199	361,134,166
End of period	$476,928,368	$191,056,290	$373,550,199

Share Activity:
Shares Sold	51,899,532	4,901,871	18,496,614
Shares Reinvested	—	—	336,683
Shares Redeemed	(10,265,941)	(26,170,003)	(13,510,033)
Net increase/(decrease) in shares of beneficial interest outstanding	41,633,591	(21,268,132)	5,323,264

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG BNY Mellon Diversifier Strategy Fund		PFG BR Equity ESG Strategy Fund
	Six Months Ended	Year Ended	Period* Ended
	October 31, 2020	April 30,	October 31, 2020
	(Unaudited)	2020	(Unaudited)

Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$(170,526)	$435,146	$(250,610)
Distributions received from underlying investment companies	—	98,411	—
Net realized gain/(loss) on investments	2,316,787	(293,989)	3,258,352
Net change in unrealized appreciation on investments	1,539,871	734,820	7,748,921
Net increase in net assets resulting from operations	3,686,132	974,388	10,756,663

From Distributions to Shareholders:
Return of Capital	—	(135,731)	—
Total Distributions Paid	—	(824,213)	—
Total distributions to shareholders	—	(959,944)	—

From Shares of Beneficial Interest:
Proceeds from shares sold	34,014,778	33,434,223	120,961,765
Reinvestment of distributions	—	959,705	—
Cost of shares redeemed	(41,782,144)	(25,232,884)	(21,193,864)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(7,767,366)	9,161,044	99,767,901
Total increase/(decrease) in net assets	(4,081,234)	9,175,488	110,524,564

Net Assets:
Beginning of period	70,828,536	61,653,048	—
End of period	$66,747,302	$70,828,536	$110,524,564

Share Activity:
Shares Sold	3,451,683	3,462,460	11,767,120
Shares Reinvested	—	96,647	—
Shares Redeemed	(4,192,570)	(2,604,354)	(1,889,723)
Net increase/(decrease) in shares of beneficial interest outstanding	(740,887)	954,753	9,877,397

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

			PFG Fidelity Institutional AM®
	PFG Equity Strategy Fund		Equity Index Strategy Fund
	Six Months Ended	Year Ended	Period* Ended
	October 31, 2020	April 30,	October 31, 2020
	(Unaudited)	2020	(Unaudited)

Increase/(Decrease) in Net Assets
From Operations:
Net investment loss	$(1,465,776)	$(1,527,796)	$(547,318)
Distributions received from underlying investment companies	—	2,466,601	—
Net realized gain/(loss) on investments	19,833,829	(25,492,376)	3,109,469
Net change in unrealized appreciation/(depreciation) on investments	9,037,924	(31,929,539)	13,084,267
Net increase/(decrease) in net assets resulting from operations	27,405,977	(56,483,110)	15,646,418

From Distributions to Shareholders:
Return of Capital	—	(973,803)	—
Total Distributions Paid	—	(13,230,499)	—
Total distributions to shareholders	—	(14,204,302)	—

From Shares of Beneficial Interest:
Proceeds from shares sold	40,804,817	165,899,391	138,511,218
Reinvestment of distributions	—	14,195,799	—
Cost of shares redeemed	(262,951,302)	(115,741,305)	(30,853,415)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(222,146,485)	64,353,885	107,657,803
Total increase/(decrease) in net assets	(194,740,508)	(6,333,527)	123,304,221

Net Assets:
Beginning of period	390,135,113	396,468,640	—
End of period	$195,394,605	$390,135,113	$123,304,221

Share Activity:
Shares Sold	4,164,744	15,786,745	13,641,523
Shares Reinvested	—	1,258,493	—
Shares Redeemed	(27,035,859)	(11,488,056)	(2,714,267)
Net increase/(decrease) in shares of beneficial interest outstanding	(22,871,115)	5,557,182	10,927,256

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG Fidelity Institutional AM®
	Equity Sector Strategy Fund	PFG Global Strategy Fund
	Period* Ended	Six Months Ended	Year Ended
	October 31, 2020	October 31, 2020	April 30,
	(Unaudited)	(Unaudited)	2020

Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$(204,476)	$(244,414)	$45,956
Distributions received from underlying investment companies	—	—	224,388
Net realized gain/(loss) on investments	6,443,816	777,978	(8,805,959)
Net change in unrealized appreciation/(depreciation) on investments	544,451	4,175,125	(7,126,344)
Net increase/(decrease) in net assets resulting from operations	6,783,791	4,708,689	(15,661,959)

From Shares of Beneficial Interest:
Proceeds from shares sold	126,114,323	11,024,768	49,464,942
Cost of shares redeemed	(22,949,589)	(124,283,929)	(31,678,312)
Net increase/(decrease) in net assets from share transactions of beneficial interest	103,164,734	(113,259,161)	17,786,630
Total increase/(decrease) in net assets	109,948,525	(108,550,472)	2,124,671

Net Assets:
Beginning of period	—	131,637,850	129,513,179
End of period	$109,948,525	$23,087,378	$131,637,850

Share Activity:
Shares Sold	12,612,943	1,233,627	5,545,247
Shares Reinvested	—	—	—
Shares Redeemed	(2,158,264)	(14,337,479)	(3,398,268)
Net increase/(decrease) in shares of beneficial interest outstanding	10,454,679	(13,103,852)	2,146,979

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG JP Morgan® Tactical Aggressive Strategy Fund		PFG JP Morgan® Tactical Moderate Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2020	April 30,	October 31, 2020	April 30,
	(Unaudited)	2020	(Unaudited)	2020

Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$(219,590)	$62,774	$272,283	$842,272
Distributions received from underlying investment companies	—	1,360,354	—	1,125,864
Net realized gain on investments	1,181,944	1,050,786	2,069,556	415,119
Net change in unrealized appreciation/(depreciation) on investments	8,913,182	(11,002,239)	9,144,738	(12,053,261)
Net increase/(decrease) in net assets resulting from operations	9,875,536	(8,528,325)	11,486,577	(9,670,006)

From Distributions to Shareholders:
Total Distributions Paid	—	—	—	(723,568)

From Shares of Beneficial Interest:
Proceeds from shares sold	87,359,712	16,204,058	63,725,045	44,645,103
Reinvestment of distributions	—	—	—	722,876
Cost of shares redeemed	(66,017,967)	(25,760,407)	(63,929,975)	(44,975,933)
Net increase/(decrease) in net assets from share transactions of beneficial interest	21,341,745	(9,556,349)	(204,930)	392,046
Total increase/(decrease) in net assets	31,217,281	(18,084,674)	11,281,647	(10,001,528)

Net Assets:
Beginning of period	71,413,198	89,497,872	138,740,234	148,741,762
End of period	$102,630,479	$71,413,198	$150,021,881	$138,740,234

Share Activity:
Shares Sold	9,339,366	1,673,629	6,445,554	4,488,660
Shares Reinvested	—	—	—	68,845
Shares Redeemed	(7,129,224)	(2,664,992)	(6,579,356)	(4,590,623)
Net increase/(decrease) in shares of beneficial interest outstanding	2,210,142	(991,363)	(133,802)	(33,118)

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG Meeder Tactical Strategy Fund		PFG MFS® Aggressive Growth Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2020	April 30,	October 31, 2020	April 30,
	(Unaudited)	2020	(Unaudited)	2020

Increase/(Decrease) in Net Assets
From Operations:
Net investment loss	$(136,740)	$(1,133,959)	$(1,304,041)	$(423,747)
Distributions received from underlying investment companies	—	865,364	—	1,244,759
Net realized gain/(loss) on investments	(279,340)	(301,628)	2,695,758	680,494
Net change in unrealized appreciation/(depreciation) on investments	5,845,843	(6,237,125)	16,523,048	(11,260,524)
Net increase/(decrease) in net assets resulting from operations	5,429,763	(6,807,348)	17,914,765	(9,759,018)

From Distributions to Shareholders:
Total Distributions Paid	—	(169,044)	—	(1,881,827)
Total distributions to shareholders	—	(169,044)	—	(1,881,827)

From Shares of Beneficial Interest:
Proceeds from shares sold	57,402,176	42,084,919	86,047,431	45,607,829
Reinvestment of distributions	—	168,998	—	1,879,228
Cost of shares redeemed	(58,622,987)	(42,154,806)	(68,670,487)	(35,661,788)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(1,220,811)	99,111	17,376,944	11,825,269
Total increase/(decrease) in net assets	4,208,952	(6,877,281)	35,291,709	184,424

Net Assets:
Beginning of period	96,603,634	103,480,915	118,933,291	118,748,867
End of period	$100,812,586	$96,603,634	$154,225,000	$118,933,291

Share Activity:
Shares Sold	6,098,294	4,321,885	8,548,239	4,388,032
Shares Reinvested	—	16,156	—	166,894
Shares Redeemed	(6,192,667)	(4,300,223)	(6,635,600)	(3,506,256)
Net increase/(decrease) in shares of beneficial interest outstanding	(94,373)	37,818	1,912,639	1,048,670

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

PFG Tactical Income Strategy Fund
Period* Ended
October 31, 2020
(Unaudited)

Increase in Net Assets
From Operations:
Net investment income	$249,115
Net realized gain on investments	1,544,535
Net change in unrealized appreciation on investments	1,200,860
Net increase in net assets resulting from operations	2,994,510

From Shares of Beneficial Interest:
Proceeds from shares sold	118,212,512
Cost of shares redeemed	(31,938,229)
Net increase in net assets from share transactions of beneficial interest	86,274,283
Total increase in net assets	89,268,793

Net Assets:
Beginning of period	—
End of period	$89,268,793

Share Activity:
Shares Sold	11,760,658
Shares Redeemed	(3,084,558)
Net increase in shares of beneficial interest outstanding	8,676,100

*	Commencement of operations and trading was May 2, 2020.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Active Core Bond Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended		Year Ended		Period Ended
	October 31, 2020		April 30,		April 30,		April 30,
	(Unaudited)		2020		2019		2018 *

Net asset value, beginning of period	$9.98		$9.95		$9.77		$10.00
Income/(loss) from investment operations:
Net investment income(1,2)	0.06		0.19		0.15		0.02
Net realized and unrealized gain/(loss) on investments	0.32		0.07		0.12		(0.23)
Total income/(loss) from investment operations	0.38		0.26		0.27		(0.21)
Less distributions from:
Net investment income	—		(0.20)		(0.09)		(0.02)
Net realized gain	—		(0.03)		(0.00	) (7)	—
Return of capital	—		(0.00	) (7)	—		—
Total distributions from net investment income, net realized gains and return of capital	—		(0.23)		(0.09)		(0.02)
Net asset value, end of period	$10.36		$9.98		$9.95		$9.77
Total return (3)	3.81%		2.59%		2.78%		(2.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$200,628		$121,205		$68,594		$54,225
Ratio of expenses to average net assets (4)	2.05	% (5)	2.12%		1.98%		2.67	% (5)
Ratio of net investment income to average net assets (2,4)	1.23	% (5)	1.92%		1.50%		0.41	% (5)
Portfolio turnover rate	30	% (6)	89%		38%		43	% (6)

*	PFG Active Core Bond Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Conservative Income Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Six Months Ended
October 31, 2020 *
(Unaudited)

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.01)
Net realized and unrealized gain on investments	0.10
Total income from investment operations	0.09
Net asset value, end of period	$10.09
Total return (3)	0.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$152,104
Ratio of expenses to average net assets (4,5)	2.05%
Ratio of net investment loss to average net assets (2,4,5)	(0.18)%
Portfolio turnover rate (6)	26%

*	PFG American Funds® Conservative Income Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Growth Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Six Months Ended
October 31, 2020 *
(Unaudited)

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.04)
Net realized and unrealized gain on investments	1.50
Total income from investment operations	1.46
Net asset value, end of period	$11.46
Total return (3)	14.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$476,928
Ratio of expenses to average net assets (4,5)	2.05%
Ratio of net investment loss to average net assets (2,4,5)	(0.67)%
Portfolio turnover rate (6)	30%

*	PFG American Funds® Growth Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Balanced Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Period Ended
	October 31, 2020		April 30,	April 30,	April 30,
	(Unaudited)		2020	2019	2018 *

Net asset value, beginning of period	$9.16		$10.18	$9.77	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.00	(7)	0.02	0.03	0.00	(7)
Net realized and unrealized gain/(loss) on investments	0.62		(0.95)	0.49	(0.18)
Total income/(loss) from investment operations	0.62		(0.93)	0.52	(0.18)
Less distributions from:
Net investment income	—		(0.04)	(0.05)	(0.05)
Net realized gain	—		(0.02)	(0.06)	—
Return of capital	—		(0.03)	—	—
Total distributions from net investment income, net realized gains and return of capital	—		(0.09)	(0.11)	(0.05)
Net asset value, end of period	$9.78		$9.16	$10.18	$9.77
Total return (3)	6.77%		(9.26)%	5.48%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$191,056		$373,550	$361,134	$224,029
Ratio of expenses to average net assets (4)	2.05	% (5)	2.03%	2.01%	2.00	% (5)
Ratio of net investment income to average net assets (2,4)	0.01	% (5)	0.17%	0.32%	0.10	% (5)
Portfolio turnover rate	76	% (6)	57%	69%	63	% (6)

*	PFG Balanced Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BNY Mellon Diversifier Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Period Ended
	October 31, 2020		April 30,	April 30,	April 30,
	(Unaudited)		2020	2019	2018 *

Net asset value, beginning of period	$9.63		$9.64	$9.67	$10.00
Loss from investment operations:
Net investment income/(loss) (1,2)	(0.02)		0.07	0.14	0.02
Net realized and unrealized gain/(loss) on investments	0.49		0.07	(0.09)	(0.30)
Total loss from investment operations	0.47		0.14	0.05	(0.28)
Less distributions from:
Net investment income	—		(0.13)	(0.08)	(0.05)
Return of capital	—		(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.15)	(0.08)	(0.05)
Net asset value, end of period	$10.10		$9.63	$9.64	$9.67
Total return (3)	4.78%		1.40%	0.60%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$66,747		$70,829	$61,653	$58,744
Ratio of expenses to average net assets (4)	2.05	% (5)	2.19%	2.09%	2.44	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	(0.47	)% (5)	0.67%	1.49%	0.50	% (5)
Portfolio turnover rate	27	% (6)	22%	203%	1	% (6)

*	PFG BNY Mellon Diversifier Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BR Equity ESG Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Six Months Ended
October 31, 2020 *
(Unaudited)

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.03)
Net realized and unrealized gain on investments	1.22
Total income from investment operations	1.19
Net asset value, end of period	$11.19
Total return (3)	11.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$110,525
Ratio of expenses to average net assets (4,5)	2.05%
Ratio of net investment loss to average net assets (2,4,5)	(0.57)%
Portfolio turnover rate (6)	34%

*	PFG BR Equity ESG Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Equity Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Period Ended
	October 31, 2020		April 30,	April 30,	April 30,
	(Unaudited)		2020	2019	2018 *

Net asset value, beginning of period	$9.26		$10.85	$9.79	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.06)		(0.04)	(0.04)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.96		(1.20)	1.10	(0.16)
Total income/(loss) from investment operations	0.90		(1.24)	1.06	(0.18)
Less distributions from:
Net investment income	—		—	—	(0.03)
Net realized gain	—		(0.33)	—	—
Return of capital	—		(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.35)	—	(0.03)
Net asset value, end of period	$10.16		$9.26	$10.85	$9.79
Total return (3)	9.72%		(11.98)%	10.83%	(1.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$195,395		$390,135	$396,469	$300,808
Ratio of expenses to average net assets (4)	2.05	% (5)	2.04%	2.06%	1.96	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	(1.10	)% (5)	(0.36)%	(0.43)%	(0.41	)% (5)
Portfolio turnover rate	79	% (6)	96%	29%	63	% (6)

*	PFG Equity Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Index Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Six Months Ended
October 31, 2020 *
(Unaudited)

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.05)
Net realized and unrealized gain on investments	1.33
Total income/(loss) from investment operations	1.28
Net asset value, end of period	$11.28
Total return (3)	12.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$123,304
Ratio of expenses to average net assets (4,5)	2.05%
Ratio of net investment loss to average net assets (2,4,5)	(0.92)%
Portfolio turnover rate (6)	17%

*	PFG Fidelity Institutional AM® Equity Index Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Six Months Ended
October 31, 2020 *
(Unaudited)

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.02)
Net realized and unrealized gain on investments	0.54
Total income/(loss) from investment operations	0.52
Net asset value, end of period	$10.52
Total return (3)	5.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$109,949
Ratio of expenses to average net assets (4,5)	2.05%
Ratio of net investment loss to average net assets (2,4,5)	(0.44)%
Portfolio turnover rate (6)	132%

*	PFG Fidelity Institutional AM® Equity Sector Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Global Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Period Ended
	October 31, 2020		April 30,	April 30,	April 30,
	(Unaudited)		2020	2019	2018 *

Net asset value, beginning of period	$8.46		$9.65	$9.86	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.05)		0.00 (8)	(0.04)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.99		(1.19)	(0.08)	(0.06	) (3)
Total gain/(loss) from investment operations	0.94		(1.19)	(0.12)	(0.11)
Less distributions from:
Net investment income	—		—	—	(0.03)
Net realized gain	—		—	(0.09)	—
Total distributions from net investment income and net realized gains	—		—	(0.09)	(0.03)
Net asset value, end of period	$9.40		$8.46	$9.65	$9.86
Total return (4)	11.11%		(12.33)%	(1.02)%	(1.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$23,087		$131,638	$129,513	$134,265
Ratio of expenses to average net assets (5)	2.05	% (6)	2.09%	2.08%	2.06	% (6)
Ratio of net investment income/(loss) to average net assets (2,5)	(1.09	)% (6)	0.04%	(0.47)%	(1.22	)% (6)
Portfolio turnover rate	65	% (7)	61%	180%	57	% (7)

*	PFG Global Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Aggressive Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended		Period Ended
	October 31, 2020		April 30,	April 30,		April 30,
	(Unaudited)		2020	2019		2018 *

Net asset value, beginning of period	$8.95		$9.98	$9.97		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	(0.02)		0.01	(0.04)		(0.09)
Net realized and unrealized gain/(loss) on investments	1.15		(1.04)	0.34		0.06	(3)
Total income/(loss) from investment operations	1.13		(1.03)	0.30		(0.03)
Less distributions from:
Net realized gain	—		—	(0.25)		—
Return of capital	—		—	(0.04)		—
Total distributions from net realized gains and return of capital	—		—	(0.29)		—
Net asset value, end of period	$10.08		$8.95	$9.98		$9.97
Total return (4)	12.63%		(10.32)%	3.40	% (8)	(0.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$102,630		$71,413	$89,498		$86,033
Ratio of expenses to average net assets (5)	2.05	% (6)	2.14%	2.03%		2.34	% (6)
Ratio of net investment income/(loss) to average net assets (2,5)	(0.48	)% (6)	0.07%	(0.40)%		(2.22	)% (6)
Portfolio turnover rate	24	% (7)	39%	116%		38	% (7)

*	PFG JP Morgan® Tactical Aggressive Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	For the year ended April 30, 2019, the Fund received a reimbursement from affiliates. This reimbursement had no impact on the Fund’s total return.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Moderate Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended		Period Ended
	October 31, 2020		April 30,	April 30,		April 30,
	(Unaudited)		2020	2019		2018 *

Net asset value, beginning of period	$9.32		$9.96	$9.80		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1,2)	0.02		0.06	(0.02)		(0.01)
Net realized and unrealized gain/(loss) on investments	0.82		(0.65)	0.18		(0.19)
Total income/(loss) from investment operations	0.84		(0.59)	0.16		(0.20)
Less distributions from:
Net investment income	—		(0.05)	(0.00	) (7)	—
Net asset value, end of period	$10.16		$9.32	$9.96		$9.80
Total return (3)	9.01%		(6.00)%	1.68%		(2.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$150,022		$138,740	$148,742		$153,858
Ratio of expenses to average net assets (4)	2.05	% (5)	2.09%	2.06%		2.26	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	0.39	% (5)	0.56%	(0.16)%		0.80	% (5)
Portfolio turnover rate	35	% (6)	60%	112%		0	% (6)

*	PFG JP Morgan® Tactical Moderate Strategy Fund commenced operations and trading on March 15, 2018.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Meeder Tactical Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Period Ended
	October 31, 2020		April 30,	April 30,	April 30,
	(Unaudited)		2020	2019	2018 *

Net asset value, beginning of period	$9.23		$9.93	$9.83	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.01)		(0.11)	(0.03)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.50		(0.57)	0.15	(0.11)
Total income/(loss) from investment operations	0.49		(0.68)	0.12	(0.16)
Less distributions from:
Net investment income	—		—	(0.02)	(0.01)
Net realized gain	—		(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.02)	(0.02)	(0.01)
Net asset value, end of period	$9.72		$9.23	$9.93	$9.83
Total return (3)	5.31%		(6.91)%	1.20%	(1.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$100,813		$96,604	$103,481	$100,881
Ratio of expenses to average net assets (4)	2.05	% (5)	2.09%	2.04%	2.28	% (5)
Ratio of net investment loss to average net assets (2,4)	(0.27	)% (5)	(1.07)%	(0.27)%	(1.25	)% (5)
Portfolio turnover rate	15	% (6)	18%	23%	8	% (6)

*	PFG Meeder Tactical Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG MFS® Aggressive Growth Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Period Ended
	October 31, 2020		April 30,	April 30,	April 30,
	(Unaudited)		2020	2019	2018 *

Net asset value, beginning of period	$9.64		$10.52	$9.97	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.09)		(0.04)	—	(0.01)
Net realized and unrealized gain/(loss) on investments	1.27		(0.68)	0.70	0.06
Total income/(loss) from investment operations	1.18		(0.72)	0.70	0.05
Less distributions from:
Net investment income	—		—	—	(0.08)
Net realized gain	—		(0.16)	(0.15)	—
Total distributions from net investment income and net realized gain	—		(0.16)	(0.15)	(0.08)
Net asset value, end of period	$10.82		$9.64	$10.52	$9.97
Total return (3)	12.24%		(7.10)%	7.34%	0.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$154,225		$118,933	$118,749	$113,953
Ratio of expenses to average net assets (4)	2.05	% (5)	2.09%	2.05%	2.23	% (5)
Ratio of net investment loss to average net assets (2,4)	(1.64	)% (5)	(0.34)%	0.00%	(0.37	)% (5)
Portfolio turnover rate	17	% (6)	7%	26%	0	% (6)

*	PFG MFS® Aggressive Growth Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Tactical Income Strategy Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Six Months Ended
October 31, 2020 *
(Unaudited)

Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (1,2)	0.04
Net realized and unrealized gain on investments	0.25
Total income/(loss) from investment operations	0.29
Net asset value, end of period	$10.29
Total return (3)	2.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$89,269
Ratio of expenses to average net assets (4,5)	2.05%
Ratio of net investment income to average net assets (2,4,5)	0.76%
Portfolio turnover rate (6)	45%

*	PFG Tactical Income Strategy Fund commenced operations and trading on May 1, 2020.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2020

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of fifteen different actively managed funds. Each fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The funds and their primary investment objectives are listed below. Each Fund currently offers Class R shares. The investment objective of each Fund, as of October 31, 2020 is as follows:

Fund	Primary Objective
PFG Active Core Bond Strategy Fund	Income
PFG American Funds® Conservative Income Strategy Fund	Income
PFG American Funds® Growth Strategy Fund	Growth of capital
PFG Balanced Strategy Fund	Capital Appreciation with a secondary objective of income
PFG BNY Mellon Diversifier Strategy Fund	Income with a secondary objective of capital appreciation
PFG BR Equity ESG Strategy Fund	Growth of capital
PFG Equity Strategy Fund	Aggressive Growth
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Total Return
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Growth of capital
PFG Global Strategy Fund	Aggressive Growth
PFG JP Morgan® Tactical Aggressive Strategy Fund	Aggressive Growth
PFG JP Morgan® Tactical Moderate Strategy Fund	Capital Appreciation with a secondary objective of income
PFG Meeder Tactical Strategy Fund	Capital Appreciation
PFG MFS® Aggressive Growth Strategy Fund	Aggressive Growth
PFG Tactical Income Strategy Fund	Current income

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2020 for each Fund’s investments measured at fair value:

PFG Active Core Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$199,420,100	$—	$—	$199,420,100
Short-Term Investment	1,766,775	—	—	1,766,775
Total	$201,186,875	$—	$—	$201,186,875

PFG American Funds® Conservative Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$148,149,544	$—	$—	$148,149,544
Short-Term Investment	2,527,989	—	—	2,527,989
Total	$150,677,533	$—	$—	$150,677,533

PFG American Funds® Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$476,508,918	$—	$—	$476,508,918
Short-Term Investment	1,630,387	—	—	1,630,387
Total	$478,139,305	$—	$—	$478,139,305

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

PFG Balanced Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$60,273,010	$—	$—	$60,273,010
Open End Funds	129,878,452	—	—	129,878,452
Short-Term Investment	825,717	—	—	825,717
Total	$190,977,179	$—	$—	$190,977,179

PFG BNY Mellon Diversifier Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$23,833,175	$42,328,325	$—	$66,161,500
Short-Term Investment	5,337,729	—	—	5,337,729
Total	$29,170,904	$42,328,325	$—	$71,499,229

PFG BR Equity ESG Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$109,576,732	$—	$—	$109,576,732
Short-Term Investment	16,233,169	—	—	16,233,169
Total	$125,809,901	$—	$—	$125,809,901

PFG Equity Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$120,925,869	$—	$—	$120,925,869
Open End Funds	73,631,381	—	—	73,631,381
Short-Term Investment	400,803	—	—	400,803
Total	$194,958,053	$—	$—	$194,958,053

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$122,859,244	$—	$—	$122,859,244
Short-Term Investment	9,849,933	—	—	9,849,933
Total	$132,709,177	$—	$—	$132,709,177

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$55,406,058	$—	$—	$55,406,058
Open End Funds	54,007,154	—	—	54,007,154
Short-Term Investment	13,958,718	—	—	13,958,718
Total	$123,371,930	$—	$—	$123,371,930

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

PFG Global Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,760,288	$—	$—	$12,760,288
Open End Funds	10,235,869	—	—	10,235,869
Short-Term Investment	74,408	—	—	74,408
Total	$23,070,565	$—	$—	$23,070,565

PFG JP Morgan® Tactical Aggressive Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$39,833,639	$—	$—	$39,833,639
Mutual Funds	55,816,507	—	—	55,816,507
Short-Term Investment	8,420,160	—	—	8,420,160
Total	$104,070,306	$—	$—	$104,070,306

PFG JP Morgan® Tactical Moderate Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$58,457,686	$—	$—	$58,457,686
Open End Funds	71,894,845	7,772,150	—	79,666,995
Short-Term Investment	14,163,456	—	—	14,163,456
Total	$144,515,987	$7,772,150	$—	$152,288,137

PFG Meeder Tactical Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$25,054,397	$75,181,464	$—	$100,235,861
Short-Term Investment	10,638,310	—	—	10,638,310
Total	$35,692,707	$75,181,464	$—	$110,874,171

PFG MFS® Aggressive Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$26,828,269	$—	$—	$26,828,269
Open End Funds	124,772,900	—	—	124,772,900
Short-Term Investment	3,175,438	—	—	3,175,438
Total	$154,776,607	$—	$—	$154,776,607

PFG Tactical Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,046,055	$—	$—	$28,046,055
Open End Funds	59,775,990	—	—	59,775,990
Short-Term Investment	23,645,675	—	—	23,645,675
Total	$111,467,720	$—	$—	$111,467,720

*	Refer to the Portfolios of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2018 through April 30, 2020, or expected to be taken in the Funds’ April 30, 2021 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the six months ended October 31, 2020, the Funds did not have any interest or penalties.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Pacific Financial Family of Mutual Funds are borne by that fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable funds in the Pacific Financial Family of Mutual Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2020, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
PFG Active Core Bond Strategy Fund	$129,297,940	$55,347,744
PFG American Funds® Conservative Income Strategy Fund	175,266,091	27,499,687
PFG American Funds® Growth Strategy Fund	557,280,723	120,244,687
PFG Balanced Strategy Fund	177,736,168	268,937,782
PFG BNY Mellon Diversifier Strategy Fund	19,432,096	27,802,277
PFG BR Equity ESG Strategy Fund	130,591,439	32,021,980
PFG Equity Strategy Fund	185,432,309	297,421,440
PFG Fidelity Institutional AM® Equity Index Strategy Fund	127,727,821	21,062,313
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	229,546,577	127,121,632
PFG Global Strategy Fund	27,262,901	100,002,929
PFG JP Morgan® Tactical Aggressive Strategy Fund	38,472,241	21,200,979
PFG JP Morgan® Tactical Moderate Strategy Fund	47,783,210	53,191,967
PFG Meeder Tactical Strategy Fund	15,103,151	16,547,834
PFG MFS® Aggressive Growth Strategy Fund	40,186,130	25,158,172
PFG Tactical Income Strategy Fund	117,899,815	32,823,166

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets.

For the six months ended October 31, 2020, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
PFG Active Core Bond Strategy Fund	$1,238,378
PFG American Funds® Conservative Income Strategy Fund	625,958
PFG American Funds® Growth Strategy Fund	2,368,614
PFG Balanced Strategy Fund	1,731,963
PFG BNY Mellon Diversifier Strategy Fund	455,375
PFG BR Equity ESG Strategy Fund	546,543
PFG Equity Strategy Fund	1,665,472
PFG Fidelity Institutional AM® Equity Index Strategy Fund	743,821
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	576,272
PFG Global Strategy Fund	279,908
PFG JP Morgan® Tactical Aggressive Strategy Fund	576,867
PFG JP Morgan® Tactical Moderate Strategy Fund	874,949
PFG Meeder Tactical Strategy Fund	623,301
PFG MFS® Aggressive Growth Strategy Fund	992,747
PFG Tactical Income Strategy Fund	412,085

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

Effective May 1, 2020, The Pacific Financial Group, Inc. (“TPFG), an affiliate of the Adviser, entered into an Administrative Services Agreement with the Trust (the “Administrative Services Agreement”). Under the terms of the Administrative Services Agreement, TPFG receives a fee from each Fund in an amount equal to 0.70% of the Fund’s average daily net assets. In exchange, TPFG is responsible to provide the following services and to pay for the following Fund expenses.

The Funds are used to construct Model Portfolios, consisting solely of the Funds, which are purchased by the Funds’ shareholders. The shareholders are investment management clients of TPFG and are typically introduced to TPFG by a Financial Intermediary. In most, but not all, instances, the shareholders are participants in a retirement plan, regulated by ERISA or by IRS Code, and the shareholders invest in the Model Portfolios through a self-directed brokerage account (“SDBA”) or a similar type of account made available by the retirement plan.

Among the services provided to shareholders, by TPFG, under the Administrative Services Agreement, are: (i) assistance in opening an account in which the shareholder will invest in a Model Portfolio; (ii) providing resources that enable the Financial Intermediary to assist the shareholder, in identifying the shareholder’s investment objective and risk profile; (iii) educating, and responding to questions from, shareholders, or from Financial Intermediaries acting on behalf of a shareholder, about the Funds and the Model Portfolios; (iv) trading Model Portfolios on behalf of shareholders, and reconciling those trades, typically with the custodian of a retirement plan; (v) maintaining records of investments in Model Portfolios, the performance of Model Portfolios, and contributions to, and withdrawals from, Model Portfolios, for shareholders and for their Financial Intermediaries; and (vi) assisting in account maintenance, account closings, and account transfers, for shareholders. All of these services are in addition to the services provided by other Fund Service Providers.

In addition to providing services, TPFG is responsible to make the following payments, on behalf of the Funds: (a) the fees and certain expenses incurred in connection with the provision of Fund Administration, Fund Accounting and Fund Transfer Agent Services; (b) the fees and certain expenses of the Funds’ Custodian; (c) the fees charged by retirement plan or other custodians that maintain SDBAs or other brokerage accounts for Fund shareholders; (d) the charges and expenses of legal counsel and independent accountants for the Funds; (e) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor; (f) the fees of the Funds’ participation in any trade association of which the Trust may be a member; (g) the cost of fidelity and liability insurance; (h) the fees and expenses involved in maintaining registration of the Fund and of the Funds’ shares with the SEC, maintaining qualification of the Funds’ shares under state securities laws, and the preparation and printing of the Fund’s registration statements and prospectuses for such purposes; (i) expenses of shareholders and Trustees’ meetings; and (j) expenses of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to shareholders (collectively, “Fund Operating Expenses”).

Under the Administrative Services Agreement, Fund Operating Expenses do not include (i) advertising, promotion and other expenses incurred in connection with the sale or distribution of the Funds’ shares (including expenses that the Funds are authorized to pay pursuant to Rule 12b-1); (ii) brokerage fees and commissions; (iii) taxes; (iv) borrowing costs; (iv) fees and expenses of investment companies acquired by a Fund; (v) advisory fees payable to the Funds’ Adviser; and (vi) extraordinary or non-recurring expenses, such as litigation and indemnification expenses. TPFG’s role with respect to paying Fund Operating Expenses shall be as the paying agent, without responsibility (under the Administrative Services Agreement) for the manner of performance by the Funds’ service providers.

The Administrative Services Agreement will continue in effect for one (1) year and thereafter shall continue from year to year provided such continuance is approved at least annually by a vote of the majority of the Trustees. The Servicing Administration Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the TPFG, or by holders of a majority of that Trust’s outstanding shares.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate up to 0.25% of its average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Each fund is currently accruing 0.10% of its average daily net assets under the plan. For the six months ended October 31, 2020, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 Fee
PFG Active Core Bond Strategy Fund	$99,070
PFG American Funds® Conservative Income Strategy Fund	50,077
PFG American Funds® Growth Strategy Fund	189,489
PFG Balanced Strategy Fund	138,557
PFG BNY Mellon Diversifier Strategy Fund	36,430
PFG BR Equity ESG Strategy Fund	43,723
PFG Equity Strategy Fund	133,238
PFG Fidelity Institutional AM® Equity Index Strategy Fund	59,506
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	46,102
PFG Global Strategy Fund	22,393
PFG JP Morgan® Tactical Aggressive Strategy Fund	46,149
PFG JP Morgan® Tactical Moderate Strategy Fund	69,996
PFG Meeder Tactical Strategy Fund	49,864
PFG MFS® Aggressive Growth Strategy Fund	79,420
PFG Tactical Income Strategy Fund	32,967

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended October 31, 2020 with affiliated companies are as follows:

PFG Fidelity Institutional AM® Equity Index Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period
316391309	Fidelity Advisor Communications Services Fund	$—	$8,176,385	$700,323	$61,834	$326,309	$7,864,205

PFG JP Morgan® Tactical Moderate Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period
46641Q845	JPMorgan Diversified Return US Small Cap Equity ETF	$1,028,694	$6,830,879	$372,544	$(37,826)	$452,054	$7,901,257
46641Q753	JPMorgan US Value Factor ETF	6,745,394	136,651	448,174	(55,899)	537,924	6,915,896

PFG Meeder Tactical Strategy Fund

						Change in
		Value-Beginning of			Net Realized	Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	Appreciation	Period
58510R655	Meeder Spectrum Fund	$9,412,965	$1,814,327	$1,800,905	$(131,147)	$725,576	$10,020,816
58510R721	Meeder Balanced Fund	48,636,067	7,282,336	8,311,708	22,253	2,817,355	50,446,303
58510R846	Meeder Conservative Allocation Fund	11,262,603	1,541,017	1,516,807	(1,353)	538,234	11,823,694
58510R630	Meeder Moderate Allocation Fund	12,315,058	1,773,078	1,870,067	(48,566)	741,965	12,911,468

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2020, were as follows:

				Net
		Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
PFG Active Core Bond Strategy Fund	$195,957,226	$5,229,649	$—	$5,229,649
PFG American Funds® Conservative Income Strategy Fund	151,128,701	146,223	(597,391)	(451,168)
PFG American Funds® Growth Strategy Fund	452,993,774	25,145,531	—	25,145,531
PFG Balanced Strategy Fund	190,573,099	2,171,708	(1,767,628)	404,080
PFG BNY Mellon Diversifier Strategy Fund	68,010,726	3,508,285	(19,782)	3,488,503
PFG BR Equity ESG Strategy Fund	118,060,980	7,748,921	—	7,748,921
PFG Equity Strategy Fund	197,732,491	8,977,108	(11,751,546)	(2,774,438)
PFG Fidelity Institutional AM® Equity Index Strategy Fund	119,624,910	13,084,267	—	13,084,267
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	122,827,479	2,828,012	(2,283,561)	544,451
PFG Global Strategy Fund	23,602,022	1,219,645	(1,751,102)	(531,457)
PFG JP Morgan® Tactical Aggressive Strategy Fund	100,357,570	5,206,203	(1,493,467)	3,712,736
PFG JP Morgan® Tactical Moderate Strategy Fund	148,944,967	5,720,577	(2,377,407)	3,343,170

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

				Net
		Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
PFG Meeder Tactical Strategy Fund	112,028,805	629,298	(1,783,932)	(1,154,634)
PFG MFS® Aggressive Growth Strategy Fund	145,166,008	12,495,895	(2,885,296)	9,610,599
PFG Tactical Income Strategy Fund	110,266,860	1,767,680	(566,820)	1,200,860

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2020 and the fiscal year ended April 30, 2019 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2020	Income	Capital Gains	Capital	Total
PFG Active Core Bond Strategy Fund	$1,938,590	$—	$4,591	$1,943,181
PFG Balanced Strategy Fund	1,718,966	728,616	1,138,606	3,586,188
PFG BNY Mellon Diversifier Strategy Fund	824,213	—	135,731	959,944
PFG Equity Strategy Fund	880,479	12,350,020	973,803	14,204,302
PFG Global Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	723,568	—	—	723,568
PFG Meeder Tactical Strategy Fund	—	169,044	—	169,044
PFG MFS® Aggressive Growth Strategy Fund	—	1,881,827	—	1,881,827

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2019	Income	Capital Gains	Capital	Total
PFG Active Core Bond Strategy Fund	$639,886	$—	—	$639,886
PFG Balanced Strategy Fund	1,636,785	2,052,398	—	3,689,183
PFG BNY Mellon Diversifier Strategy Fund	506,378	24,527	—	530,905
PFG Equity Strategy Fund	—	—	—	—
PFG Global Strategy Fund	1,083,576	148,490	—	1,232,066
PFG JP Morgan® Tactical Aggressive Strategy Fund	67,985	2,111,324	341,331	2,520,640
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—	64,832	64,832
PFG Meeder Tactical Strategy Fund	160,610	1,354	—	161,964
PFG MFS® Aggressive Growth Strategy Fund	116,020	1,579,792	—	1,695,812

As of April 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
PFG Active Core Bond Strategy Fund	—	—	—	(485,327)	—	1,162,150	676,823
PFG Balanced Strategy Fund	62,291	—	(21,549,489)	—	—	(10,907,318)	(32,394,516)
PFG BNY Mellon Diversifier Strategy Fund	—	—	(232,531)	(3,328,945)	—	1,948,632	(1,612,844)
PFG Equity Strategy Fund	—	—	(29,246,051)	—	—	(11,812,362)	(41,058,413)
PFG Global Strategy Fund	—	—	(6,674,988)	(7,250,532)	—	(4,706,582)	(18,632,102)
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	(3,334,880)	—	(5,200,445)	(8,535,325)
PFG JP Morgan® Tactical Moderate Strategy Fund	49,379	—	(392,098)	(4,263,900)	—	(5,801,568)	(10,408,187)
PFG Meeder Tactical Strategy Fund	—	1,032,536	(651,841)	—	—	(7,000,477)	(6,619,782)
PFG MFS® Aggressive Growth Strategy Fund	—	1,941,606	(775,781)	—	—	(6,912,449)	(5,746,624)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
PFG Active Core Bond Strategy Fund	$—
PFG Balanced Strategy Fund	—
PFG BNY Mellon Diversifier Strategy Fund	106,840
PFG Equity Strategy Fund	1,585,564
PFG Global Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	651,841
PFG MFS® Aggressive Growth Strategy Fund	775,781

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
PFG Active Core Bond Strategy Fund	$—
PFG Balanced Strategy Fund	21,549,489
PFG BNY Mellon Diversifier Strategy Fund	125,691
PFG Equity Strategy Fund	27,660,487
PFG Global Strategy Fund	6,674,988
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	392,098
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	—

At April 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
PFG Active Core Bond Strategy Fund	441,549	43,778	485,327
PFG Balanced Strategy Fund	—	—	—
PFG BNY Mellon Diversifier Strategy Fund	3,328,945	—	3,328,945
PFG Equity Strategy Fund	—	—	—
PFG Global Strategy Fund	7,250,532	—	7,250,532
PFG JP Morgan® Tactical Aggressive Strategy Fund	3,334,880	—	3,334,880
PFG JP Morgan® Tactical Moderate Strategy Fund	4,263,900	—	4,263,900
PFG Meeder Tactical Strategy Fund	—	—	—
PFG MFS® Aggressive Growth Strategy Fund	—	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and net operating losses resulted in reclassifications for the Funds for the fiscal year ended April 30, 2020 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
PFG Active Core Bond Strategy Fund	$—	$—
PFG Balanced Strategy Fund	—	—
PFG BNY Mellon Diversifier Strategy Fund	(15,085)	15,085
PFG Equity Strategy Fund	—	—
PFG Global Strategy Fund	(496,576)	496,576
PFG JP Morgan® Tactical Aggressive Strategy Fund	(297,098)	297,098
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—
PFG Meeder Tactical Strategy Fund	(892,999)	892,999
PFG MFS® Aggressive Growth Strategy Fund	(290,407)	290,407

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2020, beneficial ownership in excess of 25% for the Funds is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
PFG Active Core Bond Strategy Fund	NFS	42%
PFG American Funds® Conservative Income Strategy Fund	NFS	37%
	Pershing	37%
PFG American Funds® Growth Strategy Fund	NFS	40%
	Pershing	29%
PFG Balanced Strategy Fund	NFS	44%
PFG BNY Mellon Diversifier Strategy Fund	NFS	44%
PFG BR Equity ESG Strategy Fund	NFS	52%
PFG Equity Strategy Fund	NFS	57%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	NFS	49%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	NFS	51%
PFG Global Strategy Fund	NFS	51%
PFG JP Morgan® Tactical Aggressive Strategy Fund	NFS	43%
PFG JP Morgan® Tactical Moderate Strategy Fund	NFS	43%
PFG Meeder Tactical Strategy Fund	NFS	41%
PFG MFS® Aggressive Growth Strategy Fund	NFS	44%
PFG Tactical Income Strategy Fund	NFS	42%

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of October 31, 2020, PFG Active Core Bond Strategy Fund invested a portion of its assets in PIMCO Total Return Fund – Institutional Class (the “PIMCO Total Return Fund”) and PIMCO Income Fund – Institutional Class (the “PIMCO Income Fund”). The PIMCO Total Return Fund and the PIMCO Income Fund are registered under the 1940 Act as open-end management investment companies. The Fund may redeem its investment from the PIMCO Total Return Fund or the PIMCO Income Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

The performance of PFG Active Core Bond Strategy Fund will be directly affected by the performances of the PIMCO Total Return Fund and the PIMCO Income Fund. The financial statements of the PIMCO Total Return Fund and the PIMCO Income Fund, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2020, the percentage of PFG Active Core Bond Strategy Fund’s net assets invested in the PIMCO Total Return Fund and the PIMCO Income Fund were 34.8% and 29.8%, respectively.

As of October 31, 2020, PFG BNY Mellon Diversifier Strategy Fund invested a portion of its assets in BNY Mellon Global Real Return Fund – Institutional Class (the “BNY Mellon Global Fund”) and BNY Mellon Core Plus Fund (the “BNY Mellon Core Fund”). The BNY Mellon Global Fund and the BNY Mellon Core Fund are registered under the 1940 Act as open-end management investment companies. The Fund may redeem its investment from the BNY Mellon Global Fund and the BNY Mellon Core Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG BNY Mellon Diversifier Strategy Fund will be directly affected by the performance of the BNY Mellon Global Fund and the BNY Mellon Core Fund. The financial statements of the BNY Mellon Global Fund and the BNY Mellon Core Fund, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2020, the percentages of PFG BNY Mellon Diversifier Strategy Fund’s net assets invested in the BNY Mellon Global Fund and the BNY Mellon Core Fund were 35.7% and 56.6%, respectively.

As of October 31, 2020, PFG Fidelity Institutional AM® Equity Index Strategy Fund invested a portion of its assets in Fidelity 500 Index Fund – Institutional Premium Class (the “Fidelity 500 Fund”) and Fidelity Global ex US Index Fund – Institutional Premium Class (the “Fidelity Global Fund”). The Fidelity 500 Fund and Fidelity Global Fund are registered under the 1940 Act as open-end management investment companies. The Fund may redeem its investment from the Fidelity 500 Fund or Fidelity Global Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG Fidelity Institutional AM® Equity Index Strategy Fund will be directly affected by the performance of the Fidelity 500 Fund and Fidelity Global Fund. The financial statements of the Fidelity 500 Fund and Fidelity Global Fund, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2020, the percentages of PFG Fidelity Institutional AM® Equity Index Strategy Fund’s net assets invested in the Fidelity 500 Fund and Fidelity Global Fund was 58.6% and 30.1%, respectively.

As of October 31, 2020, PFG Meeder Tactical Strategy Fund invested a portion of its assets in Meeder Balanced Fund – Institutional Class (the “Meeder Balanced Fund”). The Meeder Balanced Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Meeder Balanced Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG Meeder Tactical Strategy Fund will be directly affected by the performance of the Meeder Balanced Fund. The financial statements of the Meeder Balanced Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2020, the percentage of PFG Meeder Tactical Strategy Fund’s net assets invested in the Meeder Balanced Fund was 50.1%.

As of October 31, 2020, PFG Tactical Income Strategy Fund invested a portion of its assets in BlackRock Liquidity FedFund – Institutional Class (the “BlackRock Fund”). The BlackRock Fund is registered under the 1940 Act as open-end management investment company. The Fund may redeem its investment from the BlackRock Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG Tactical Income Strategy Fund will be directly affected by the performance of the BlackRock Fund. The financial statements of the BlackRock Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2020, the percentages of PFG Tactical Income Strategy Fund’s net assets invested in the BlackRock Fund was 26.5%.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

11.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
October 31, 2020 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s Annualized	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	Value	Value	During Period	Value	During Period
PFG Active Core Bond Strategy Fund *	2.05%	$1,000.00	$1,038.10	$10.53	$1,014.87	$10.41
PFG American Funds® Conservative Income Strategy Fund **	2.05%	$1,000.00	$1,009.00	$10.32	$1,014.87	$10.41
PFG American Funds® Growth Strategy Fund **	2.05%	$1,000.00	$1,146.00	$11.03	$1,014.87	$10.41
PFG Balanced Strategy Fund *	2.05%	$1,000.00	$1,067.70	$10.68	$1,014.87	$10.41
PFG BNY Mellon Diversifier Strategy Fund *	2.05%	$1,000.00	$1,047.80	$10.58	$1,014.87	$10.41
PFG BR Equity ESG Strategy Fund **	2.05%	$1,000.00	$1,118.00	$10.88	$1,014.87	$10.41
PFG Equity Strategy Fund *	2.05%	$1,000.00	$1,097.20	$10.84	$1,014.87	$10.41
PFG Fidelity Institutional AM® Equity Index Strategy Fund **	2.05%	$1,000.00	$1,128.00	$10.94	$1,014.87	$10.41
PFG Fidelity Institutional AM® Equity Sector Strategy Fund **	2.05%	$1,000.00	$1,051.00	$10.54	$1,014.87	$10.41
PFG Global Strategy Fund *	2.05%	$1,000.00	$1,111.10	$10.91	$1,014.87	$10.41
PFG JP Morgan® Tactical Aggressive Strategy Fund *	2.05%	$1,000.00	$1,126.30	$10.99	$1,014.87	$10.41
PFG JP Morgan® Tactical Moderate Strategy Fund *	2.05%	$1,000.00	$1,090.10	$10.80	$1,014.87	$10.41
PFG Meeder Tactical Strategy Fund *	2.05%	$1,000.00	$1,053.10	$10.61	$1,014.87	$10.41
PFG MFS® Aggressive Growth Strategy Fund *	2.05%	$1,000.00	$1,122.40	$10.97	$1,014.87	$10.41
PFG Tactical Income Strategy Fund **	2.05%	$1,000.00	$1,028.00	$10.42	$1,014.87	$10.41

*	Expenses Paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the full six-month period).

**	“Actual” expense information is for the period from 5/2/2020 (date of initial investment) to 10/31/2020. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 183/365 (to reflect the period from initial investment to October 31, 2020). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)
October 31, 2020

Pacific Financial Group, LLC Adviser to PFG American Funds Growth Strategy Fund, PFG American Funds Conservative Income Strategy Fund, PFG BR Equity ESG Strategy Fund (f/k/a PFG BR Equity ETF Strategy Fund), PFG Sector Equity Business Cycle Strategy Fund, PFG Equity Index Focused Strategy Fund, and PFG Tactical Income Strategy Fund (“the New PFG Funds”)*

In connection with the regular meeting held on March 18-19, 2020 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between The Pacific Financial Group, LLC (“PFG” or “Adviser”) and the Trust, with respect to the New Funds. In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that PFG was founded in 1984 and managed approximately $2.3 billion in assets, and provided asset management services through a suite of investment strategies that were used as the basis to create customized model portfolios that could be offered by financial intermediaries to retirement plan participants. They reviewed the background information of the key investment personnel that would be responsible for servicing the New PFG Funds, taking into consideration the team’s diverse financial industry experience. The Trustees considered that the Adviser would utilize research provided by independent asset managers that would propose investment allocations to proprietary and non-proprietary funds. They further considered that the Adviser would utilize a proprietary investment process referred to as “Rational Analysis,” which combined financial research, technical analysis, and quantitative analysis. They noted that the Adviser would implement proprietary software called RiskPro to estimate the forward-looking annual range of returns of each New PFG Fund’s portfolio taking into account the portfolio’s volatility vs. the volatility of the S&P 500 Index over a 12-month period. The Trustees noted that the Adviser would monitor compliance with each New PFG Fund’s investment restrictions by reviewing each Fund’s day-to-day activities and reviewing trades and holdings to confirm all were acceptable and within investment guidelines. They considered that the Adviser selected broker-dealers based on a quarterly review and evaluation based on qualitative, operational and service factors. The Trustees appreciated the Adviser’s focus on risk management, compliance, and willingness to invest in resources the investment team could use to support the investment process. The Trustees concluded that the Adviser was well positioned to provide quality service to the New PFG Funds and their future shareholders.

Performance. The Trustees reviewed the investment objective of each New PFG Fund and its anticipated Morningstar category. They reviewed performance of separately managed accounts and other open-end funds managed by the portfolio management team at PFG and agreed that performance of these accounts and funds compared reasonably to benchmark indices in each instance. The Trustees noted that the separately managed accounts and mutual funds for which performance information had been provided might not be directly comparable because they were not managed in an identical fashion to the New PFG Funds. The Trustees discussed PFG’s use of allocation models produced by research providers. After discussion, the Trustees concluded that the Adviser had the potential to provide satisfactory performance for each New PFG Fund.

Fees and Expenses. The Trustees reviewed the proposed advisory fee of each of the New PFG Funds as compared to its custom Morningstar category and peer group. The Trustees noted that the advisory fee for each New PFG Fund was 1.25%, which decreased to 1.20% when the total assets of all Funds in the Trust managed by PFG exceed $3 billion in the aggregate. They further noted that each New PFG Fund’s advisory fee exceeded its respective peer group median and averages. The Trustees reviewed each Fund’s net expense ratio, acknowledging that the net expense ratio for the Funds ranged between 2.40% and 3.15%. They acknowledged that each New PFG Fund’s net expense ratio exceeded its respective peer group median and average. The Trustees discussed that the peer groups and custom Morningstar categories provided by Broadridge were informative but did not appear to be wholly reflective of each Fund’s respective strategy or use within asset allocation models. The Trustees further

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)(Continued)
October 31, 2020

noted that the median expense ratios of the peer groups provided did not reflect the total expenses of those funds, as acquired fund fees and expenses of those funds had been excluded from the report. The Trustees considered that the risk-based strategies provide shareholders the opportunity to determine their investment plan based on an individual risk profile. After considering the nature of each New PFG Fund’s strategy, the Trustees concluded that the advisory fee for each Fund was not unreasonable.

Economies of Scale. The Trustees reviewed the Adviser’s asset projections, and noted the Adviser’s assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term, and that the Adviser expected to utilize capital from growth to implement a variety of enhancements that could indirectly benefit shareholders. They considered, however, the Adviser’s willingness to discuss the matter of economies as each New PFG Fund’s size materially increased. The Trustees concluded that economies were unlikely to be reached during the initial term of the agreement. The Trustees acknowledged that the Adviser had agreed to implement a breakpoint at which each New PFG Fund’s advisory fee would be reduced by 5 basis points when the aggregate of all Funds it advised in the Trust exceed $3 billion in total assets. They considered the Adviser’s use of the New PFG Funds in asset allocation models as an important consideration in applying breakpoints at the fund family level, rather than at the fund level, enabling the Adviser to allocate investor assets without concern over any differences in expense. The Trustees agreed that the proposed breakpoint adequately addressed the issue of economies of scale and was an appropriate level at which to share economies with shareholders.

Profitability. The Trustees reviewed the profit analysis provided by PFG. They noted that because each New PFG Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that PFG projected making a solid profit in terms of actual dollars and percentage of revenue in connection with its relationship to each Fund if estimated asset levels were achieved. They reasoned that based on the information provided by the Adviser, the estimated profitability was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that each New PFG Fund’s advisory fee was not unreasonable and that approval of the advisory agreement was in the best interests of future shareholders of each New PFG Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
2077 West Coast Highway
Newport Beach, CA 92663

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 1/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 1/7/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date 1/7/21